Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—48.1%
*	Advanced Micro Devices, Inc.	41,647	$8,472
*	Agilysys, Inc.	10,668	759
	Apple, Inc.	51,782	13,142
	Broadcom, Inc.	26,039	8,059
*	Dynatrace, Inc.	64,050	2,369
	Intuit Inc.	10,693	4,624
	Microsoft Corporation	29,422	10,891
	Motorola Solutions, Inc.	9,872	4,284
	NVIDIA Corporation	134,914	23,529
	Oracle Corporation	25,768	3,791
*	PDF Solutions, Inc.	62,460	2,043
*	Pure Storage, Inc.	37,787	2,231
*	ServiceNow, Inc.	40,317	4,215
*	Snowflake Inc.	23,640	3,565
*	Synaptics Incorporated	14,962	1,048
			93,022
	Health Care—10.2%
	Abbott Laboratories	20,586	2,114
	Agilent Technologies, Inc.	35,944	4,097
*	GeneDx Holdings Corp.	12,879	827
*	HealthEquity, Inc.	12,870	1,076
*	IDEXX Laboratories, Inc.	3,765	2,115
*	Inspire Medical Systems, Inc.	16,596	856
*	Twist Bioscience Corp.	35,495	1,687
	UnitedHealth Group Incorporated	13,734	3,716
	West Pharmaceutical Services, Inc.	12,680	3,178
			19,666
	Communication Services—8.8%
	Alphabet Inc.—Class A	31,084	8,939
	Meta Platforms, Inc.	14,069	8,049
			16,988
	Consumer Discretionary—8.6%
*	Amazon.com, Inc.	43,611	9,083
*	Champion Homes, Inc.	19,179	1,426
*	Chipotle Mexican Grill, Inc.	34,855	1,116
*	Rush Street Interactive, Inc.	87,749	1,909
	The TJX Companies, Inc.	14,905	2,380
	Wingstop Inc.	5,040	781
			16,695
	Financials—8.3%
*	Baldwin Insurance Group, Inc.	62,107	1,363
	Carlyle Group, Inc.	73,822	3,572
	Evercore Inc.	6,894	2,058
	Mastercard Incorporated	18,195	9,091
			16,084
	Industrials—6.8%
	C.H. Robinson Worldwide, Inc.	6,823	1,133
*	Copart, Inc.	67,760	2,250
	Donaldson Company, Inc.	13,374	1,135
	Hammond Power Solutions Inc.†	6,613	825
	Lincoln Electric Holdings, Inc.	5,443	1,356
	Mueller Industries, Inc.	15,274	1,692
	Regal Rexnord Corporation	9,038	1,693
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Industrials—(continued)
	Terex Corporation	16,381	$968
	TransUnion	29,008	2,007
			13,059
	Consumer Staples—4.5%
	Casey's General Stores, Inc.	2,285	1,663
*	e.l.f. Beauty, Inc.	10,714	649
	Primo Brands Corporation	83,181	1,566
*	The Simply Good Foods Company	60,323	866
*	Vital Farms, Inc.	52,489	741
	Walmart, Inc.	26,231	3,260
			8,745
	Energy—2.2%
	Cameco Corporation†	39,331	4,272
	Materials—1.1%
	Quaker Chemical Corporation	8,424	1,047
	Sylvamo Corporation	25,745	1,087
			2,134
	Total Common Stocks—98.6% (cost $152,282)		190,665

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 03/31/26, due 04/01/26, repurchase price $862, collateralized by U.S. Treasury Note, 3.875%, due 03/31/2028, valued at $880	$862	862
Total Repurchase Agreements—0.4% (cost $862)		862
Total Investments—99.0% (cost $153,144)		191,527
Cash and other assets, less liabilities—1.0%		1,898
Net Assets—100.0%		$193,425

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Portfolio of Investments.

Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
As of March 31, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$190,665	$—	$—	$190,665
Repurchase Agreements	—	862	—	862
Total Investments in Securities	$190,665	$862	$—	$191,527
See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—50.9%
*	Advanced Micro Devices, Inc.	157,260	$31,991
	Amphenol Corporation	182,540	23,064
	Apple, Inc.	796,370	202,111
	Broadcom, Inc.	356,350	110,294
	Intuit Inc.	82,770	35,788
	Microsoft Corporation	476,030	176,212
	NVIDIA Corporation	1,461,420	254,872
*	ServiceNow, Inc.	369,100	38,589
*	Snowflake Inc.	182,090	27,463
	Texas Instruments Incorporated	71,810	13,941
*	Tyler Technologies, Inc.	33,779	11,565
			925,890
	Communication Services—11.1%
	Alphabet Inc.—Class A	391,470	112,571
	Meta Platforms, Inc.	154,890	88,617
			201,188
	Consumer Discretionary—9.2%
*	Amazon.com, Inc.	425,280	88,573
*	Cava Group Inc.	240,250	19,436
*	Chipotle Mexican Grill, Inc.	633,960	20,293
	Marriott International, Inc.	14,320	4,684
*	O'Reilly Automotive, Inc.	365,750	33,762
			166,748
	Health Care—6.3%
	Agilent Technologies, Inc.	299,080	34,089
*	IDEXX Laboratories, Inc.	57,490	32,303
	UnitedHealth Group Incorporated	112,745	30,508
*	Veeva Systems, Inc.	106,700	18,743
			115,643
	Financials—6.2%
	Carlyle Group, Inc.	587,657	28,437
	Mastercard Incorporated	168,000	83,943
			112,380
	Consumer Staples—5.6%
	Casey's General Stores, Inc.	20,800	15,139
	Costco Wholesale Corp.	50,560	50,380
*	Monster Beverage Corp.	493,480	35,758
			101,277
	Industrials—5.5%
	C.H. Robinson Worldwide, Inc.	173,590	28,828
*	Copart, Inc.	743,800	24,694
	Mueller Industries, Inc.	86,350	9,568
	TransUnion	296,400	20,508
	Verisk Analytics, Inc.	89,930	17,064
			100,662
	Materials—3.8%
	Linde Public Limited Company†	84,560	41,921
	Martin Marietta Materials, Inc.	45,860	26,997
			68,918
	Total Common Stocks—98.6% (cost $1,343,085)		1,792,706
Issuer	Shares or Principal Amount	Value
Exchange-Traded Funds
Exchange-Traded Funds—1.1%
iShares Russell 1000 Growth ETF	44,920	$19,154
Total Exchange-Traded Funds—1.1% (cost $18,475)		19,154

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 03/31/26, due 04/01/26, repurchase price $5,939, collateralized by U.S. Treasury Note, 3.875%, due 03/31/2028, valued at $6,058	$5,939	5,939
Total Repurchase Agreements—0.3% (cost $5,939)		5,939
Total Investments—100.0% (cost $1,367,499)		1,817,799
Cash and other assets, less liabilities—0.0%		527
Net Assets—100.0%		$1,818,326

ETF	Exchange-Traded Fund

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
As of March 31, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,792,706	$—	$—	$1,792,706
Exchange-Traded Funds	19,154	—	—	19,154
Repurchase Agreements	—	5,939	—	5,939
Total Investments in Securities	$1,811,860	$5,939	$—	$1,817,799
See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—20.1%
*	Arch Capital Group Ltd.†	252	$24
	Carlyle Group, Inc.	455	22
	East West Bancorp, Inc.	235	25
	Everest Group Ltd.	78	26
	Hartford Financial Services Group, Inc.	179	24
	Huntington Bancshares, Inc.	1,564	24
	Jefferies Financial Group Inc.	468	19
	KKR & Co., Inc.	248	23
	State Street Corporation	251	32
*	WEX, Inc.	166	25
	Willis Towers Watson PLC†	98	29
			273
	Industrials—19.2%
*	Alaska Air Group, Inc.	531	19
	Allegion PLC†	179	26
	Allison Transmission Holdings, Inc.	244	29
*	CACI International, Inc.	48	26
	Donaldson Company, Inc.	337	29
	Dover Corporation	126	26
	JB Hunt Transport Services, Inc.	88	19
*	Kirby Corporation	296	39
	Knight-Swift Transportation Holdings Inc.	291	17
	Timken Co.	308	31
			261
	Information Technology—10.2%
*	Check Point Software Technologies Ltd.†	123	17
	Cognizant Technology Solutions Corp.	210	13
*	Flex Ltd.	395	26
	Hewlett Packard Enterprise Co.	1,126	27
	Jabil, Inc.	87	23
	STMicroelectronics N.V.†	952	33
			139
	Materials—8.8%
	CEMEX S.A.B de C.V	1,977	22
	Crown Holdings, Inc.	216	22
	Element Solutions Inc	847	29
	International Paper Company	622	22
	Royal Gold, Inc.	97	25
			120
	Health Care—8.2%
	Cencora, Inc.	64	20
	Encompass Health Corp.	217	21
*	Globus Medical, Inc.	424	36
*	ICON PLC†	141	16
	Labcorp Holdings, Inc.	68	18
			111
	Real Estate—8.1%
	Camden Property Trust	154	15
	Healthpeak Properties, Inc.	1,129	18
	Host Hotels & Resorts, Inc.	1,230	24
	Regency Centers Corp.	378	29
	VICI Properties, Inc.	866	24
			110
	Issuer	Shares	Value
	Common Stocks—(continued)
	Energy—6.9%
	Coterra Energy, Inc.	366	$13
	Diamondback Energy, Inc.	82	16
	Expand Energy Corporation	163	18
	Permian Resources Corp.	661	14
	Phillips 66	174	32
			93
	Utilities—6.8%
	Entergy Corp.	318	36
	NiSource, Inc.	592	27
	PPL Corp.	777	30
			93
	Consumer Staples—5.6%
	Ingredion, Inc.	139	16
	Molson Coors Beverage Co.	414	18
	Tyson Foods, Inc.	259	16
*	U.S. Foods Holding Corp.	285	26
			76
	Consumer Discretionary—3.8%
	Brunswick Corp.	277	20
	Toll Brothers, Inc.	222	31
			51
	Total Common Stocks—97.7% (cost $1,092)		1,327
	Total Investments—97.7% (cost $1,092)		1,327
	Cash and other assets, less liabilities—2.3%		31
	Net Assets—100.0%		$1,358

PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
As of March 31, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,327	$—	$—	$1,327
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Core Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—22.1%
*	APi Group Corporation	42,053	$1,704
	Applied Industrial Technologies, Inc.	11,403	3,025
	BWX Technologies, Inc.	13,712	2,804
	Carpenter Technology Corporation	7,226	2,848
*	Casella Waste Systems, Inc.	23,467	1,862
	Curtiss-Wright Corporation	4,700	3,201
	Donaldson Company, Inc.	32,645	2,771
*	Dycom Industries, Inc.	6,518	2,208
	Flowserve Corp.	41,882	3,079
	JBT Marel Corp	22,328	2,855
	Kennametal Inc.	59,871	2,163
	Knight-Swift Transportation Holdings Inc.	28,282	1,628
	Lincoln Electric Holdings, Inc.	11,326	2,821
	Mueller Industries, Inc.	23,128	2,563
	nVent Electric PLC†	18,850	2,230
	Owens Corning	13,872	1,501
	Regal Rexnord Corporation	10,028	1,878
	Tecnoglass, Inc.	21,995	980
	Terex Corporation	35,748	2,113
	TransUnion	37,797	2,615
	UL Solutions Inc.	31,128	2,668
			49,517
	Information Technology—18.3%
*	Agilysys, Inc.	27,951	1,988
*	Akamai Technologies, Inc.	37,130	4,264
	Bentley Systems, Incorporated	40,332	1,417
*	Ciena Corporation	12,412	4,819
*	Coherent Corp.	15,219	3,625
*	Descartes Systems Group, Inc.†	17,024	1,218
*	Diebold Nixdorf, Inc.	65,198	4,919
*	Dynatrace, Inc.	61,096	2,259
*	F5, Inc.	15,577	4,507
	Littelfuse, Inc.	7,145	2,425
*	Onto Innovation, Inc.	15,732	3,226
*	OSI Systems, Inc.	7,829	2,079
	Power Integrations, Inc.	44,225	2,264
*	Pure Storage, Inc.	35,356	2,087
			41,097
	Financials—13.1%
	Atlantic Union Bankshares Corporation	52,936	1,892
*	Baldwin Insurance Group, Inc.	132,163	2,900
	Banner Corp.	54,979	3,336
	Carlyle Group, Inc.	69,352	3,356
	East West Bancorp, Inc.	27,045	2,887
	Everest Group Ltd.†	12,753	4,168
	Marex Group PLC†	67,883	3,026
	National Bank Holdings Corporation	60,656	2,375
	Old National Bancorp	172,884	3,821
	Perella Weinberg Partners	84,123	1,528
			29,289
	Consumer Discretionary—12.4%
*	Birkenstock Holding plc	62,313	2,233
	BorgWarner Inc.	78,711	4,271
*	Bright Horizons Family Solutions, Inc.	18,182	1,493
*	Champion Homes, Inc.	33,622	2,501
	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
	Garrett Motion, Inc.	179,870	$3,268
*	Grand Canyon Education, Inc.	18,572	3,158
*	National Vision Holdings, Inc.	74,432	1,928
	Pool Corp.	10,839	2,193
*	Revolve Group, Inc.	95,194	2,152
*	SharkNinja, Inc.	26,337	2,789
	Texas Roadhouse, Inc.	10,967	1,811
			27,797
	Health Care—11.2%
	Bio-Techne Corp.	57,725	3,017
*	Doximity, Inc.	79,656	1,856
	Encompass Health Corp.	17,627	1,705
*	GeneDx Holdings Corp.	9,031	580
*	Halozyme Therapeutics, Inc.	41,820	2,703
*	HealthEquity, Inc.	31,514	2,633
*	Integer Holdings Corp.	38,795	3,414
*	Jazz Pharmaceuticals Public Limited Company	9,586	1,812
*	Merit Medical Systems, Inc.	32,757	2,258
*	Twist Bioscience Corp.	52,588	2,499
*	Vericel Corp.	84,953	2,733
			25,210
	Real Estate—7.0%
	Agree Realty Corp.	29,530	2,226
	Americold Realty Trust, Inc.	115,683	1,326
	Equity LifeStyle Properties, Inc.	49,944	3,117
	Healthcare Realty Trust, Inc.	180,873	3,073
*	Jones Lang LaSalle Incorporated	11,089	3,375
	Rexford Industrial Realty, Inc.	78,338	2,564
			15,681
	Materials—5.0%
	Avery Dennison Corporation	11,218	1,937
	Eagle Materials Inc.	10,213	1,935
	Quaker Chemical Corporation	16,927	2,103
	Reliance, Inc.	9,324	2,834
	Sylvamo Corporation	58,249	2,460
			11,269
	Consumer Staples—3.6%
*	Freshpet, Inc.	30,223	1,782
*	Maplebear Inc.	47,472	1,778
	Primo Brands Corporation	193,562	3,645
*	The Simply Good Foods Company	57,671	828
			8,033
	Energy—3.3%
*	Antero Resources Corp.	53,389	2,266
	Cameco Corporation†	25,952	2,819
	Weatherford International PLC	23,869	2,257
			7,342
	Utilities—3.2%
	IDACORP, Inc.	29,358	4,197
*	Talen Energy Corporation	9,609	3,068
			7,265
	Total Common Stocks—99.2% (cost $213,722)		222,500
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Core Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 03/31/26, due 04/01/26, repurchase price $4,643, collateralized by U.S. Treasury Note, 3.875%, due 03/31/2028, valued at $4,735	$4,643	$4,643
Total Repurchase Agreements—2.0% (cost $4,643)		4,643
Total Investments—101.2% (cost $218,365)		227,143
Liabilities, plus cash and other assets—(1.2)%		(2,781)
Net Assets—100.0%		$224,362

PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
As of March 31, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$222,500	$—	$—	$222,500
Repurchase Agreements	—	4,643	—	4,643
Total Investments in Securities	$222,500	$4,643	$—	$227,143
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—25.1%
*	ACV Auctions, Inc.	630,487	$2,673
	Advanced Drainage Systems, Inc.	96,200	13,192
*	APi Group Corporation	209,100	8,473
	BWX Technologies, Inc.	112,849	23,077
	Carpenter Technology Corporation	43,500	17,146
*	Casella Waste Systems, Inc.	120,661	9,573
*	Clean Harbors, Inc.	65,100	18,666
	Curtiss-Wright Corporation	29,100	19,821
	Donaldson Company, Inc.	195,700	16,609
	Kennametal Inc.	298,400	10,781
	Lincoln Electric Holdings, Inc.	64,200	15,991
	Mueller Industries, Inc.	204,200	22,625
*	Nextracker Inc.	184,900	22,290
	nVent Electric PLC†	159,100	18,818
*	Parsons Corp.	218,300	11,825
	Regal Rexnord Corporation	73,700	13,801
*	Saia, Inc.	25,000	8,782
*	Sterling Infrastructure, Inc.	34,700	14,132
	TransUnion	113,700	7,867
	WillScot Mobile Mini Holdings Corp.	219,223	3,806
			279,948
	Information Technology—22.3%
*	Akamai Technologies, Inc.	196,800	22,602
*	AppFolio, Inc.	66,246	10,455
	Bentley Systems, Incorporated	443,300	15,569
*	Ciena Corporation	44,500	17,276
*	Coherent Corp.	80,600	19,200
*	Dynatrace, Inc.	386,586	14,296
*	F5, Inc.	78,244	22,638
*	Guidewire Software, Inc.	50,155	7,501
*	Lattice Semiconductor Corp.	256,685	23,810
	Littelfuse, Inc.	26,900	9,129
*	Manhattan Associates, Inc.	92,400	12,300
*	Novanta, Inc.	74,454	8,794
*	Onto Innovation, Inc.	108,666	22,284
	Power Integrations, Inc.	220,514	11,290
*	Pure Storage, Inc.	342,100	20,198
*	Synaptics Incorporated	157,600	11,038
			248,380
	Health Care—19.2%
*	Alignment Healthcare, Inc.	420,600	7,411
	Bio-Techne Corp.	298,700	15,610
*	Cytokinetics, Incorporated	108,500	7,151
*	Doximity, Inc.	497,252	11,586
	Encompass Health Corp.	97,917	9,471
*	GeneDx Holdings Corp.	73,218	4,702
*	Glaukos Corporation	114,100	12,284
*	Globus Medical, Inc.	217,495	18,739
*	Guardant Health, Inc.	139,700	12,904
*	Halozyme Therapeutics, Inc.	244,400	15,796
*	HealthEquity, Inc.	156,800	13,104
*	Insmed, Inc.	132,551	21,675
*	Inspire Medical Systems, Inc.	109,400	5,643
*	Insulet Corp.	20,365	4,273
*	Krystal Biotech, Inc.	36,000	9,300
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Health Care—(continued)
*	Madrigal Pharmaceuticals, Inc.	38,600	$20,206
*	Twist Bioscience Corp.	512,073	24,334
			214,189
	Consumer Discretionary—11.1%
*	Birkenstock Holding plc	309,300	11,082
	BorgWarner Inc.	269,945	14,647
*	Bright Horizons Family Solutions, Inc.	127,178	10,445
*	Cava Group Inc.	147,600	11,941
	Churchill Downs, Inc.	164,900	14,813
*	Grand Canyon Education, Inc.	85,200	14,486
*	National Vision Holdings, Inc.	365,700	9,472
*	Planet Fitness, Inc.	165,300	12,295
	Pool Corp.	54,400	11,007
*	SharkNinja, Inc.	128,500	13,608
			123,796
	Financials—9.3%
*	Baldwin Insurance Group, Inc.	603,410	13,239
	Carlyle Group, Inc.	317,493	15,363
	Cullen/Frost Bankers, Inc.	89,500	12,269
	Evercore Inc.	35,200	10,508
	Everest Group Ltd.†	59,132	19,327
	First Horizon Corporation	746,500	16,990
	StepStone Group Inc.	199,666	9,528
	TPG, Inc.	163,324	6,616
			103,840
	Consumer Staples—4.5%
*	BellRing Brands, Inc.	445,200	7,163
*	Freshpet, Inc.	168,079	9,910
*	Maplebear Inc.	230,826	8,647
	Primo Brands Corporation	1,328,343	25,013
			50,733
	Materials—2.9%
	Eagle Materials Inc.	61,187	11,592
	Louisiana-Pacific Corp.	87,200	6,344
	Reliance, Inc.	48,300	14,679
			32,615
	Utilities—1.9%
*	Talen Energy Corporation	66,500	21,229
	Energy—1.7%
	Cameco Corporation†	172,388	18,723
	Real Estate—1.4%
	FirstService Corp.	47,835	6,646
	Landbridge Company LLC	130,297	8,997
			15,643
	Total Common Stocks—99.4% (cost $1,013,252)		1,109,096

Rights
*	Abiomed, Inc. **	80,133	0
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 03/31/26, due 04/01/26, repurchase price $16,468, collateralized by U.S. Treasury Note, 3.875%, due 03/31/2028, valued at $16,797	$16,468	$16,468
Total Repurchase Agreements—1.5% (cost $16,468)		16,468
Total Investments—100.9% (cost $1,029,802)		1,125,564
Liabilities, plus cash and other assets—(0.9)%		(9,926)
Net Assets—100.0%		$1,115,638

PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
**	Fair valued pursuant to the Fund's Valuation Procedures. This holding represents 0.00% of the Fund’s net assets at March 31, 2026.
As of March 31, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,109,096	$—	$—	$1,109,096
Repurchase Agreements	—	16,468	—	16,468
Rights	—	—	—	—
Total Investments in Securities	$1,109,096	$16,468	$—	$1,125,564
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—28.3%
	ABM Industries, Inc.	606	$23
*	Alaska Air Group, Inc.	895	33
	Albany International Corp.	796	42
	Allegion PLC†	337	49
	Allison Transmission Holdings, Inc.	517	61
	Atmus Filtration Technologies Inc.	1,130	64
*	CACI International, Inc.	70	38
	Donaldson Company, Inc.	642	54
	Dover Corporation	215	45
	Helios Technologies, Inc.	793	51
*	Janus International Group, Inc.	4,291	22
	JB Hunt Transport Services, Inc.	261	55
*	Kirby Corporation	485	64
	Knight-Swift Transportation Holdings Inc.	700	40
	Matson, Inc.	287	47
	Maximus, Inc.	511	33
	McGrath RentCorp	430	47
*	Modine Manufacturing Co.	390	85
	Rush Enterprises, Inc.	448	30
*	SkyWest, Inc.	288	26
	Tecnoglass, Inc.	959	43
	Timken Co.	514	52
*	Trex Company, Inc.	952	35
			1,039
	Financials—18.6%
	American Financial Group, Inc.	295	38
	Ameris Bancorp	710	55
	Carlyle Group, Inc.	1,034	50
	Columbia Banking System, Inc.	2,196	60
	Cullen/Frost Bankers, Inc.	346	48
	East West Bancorp, Inc.	448	48
	Eastern Bankshares, Inc.	3,399	67
	Essent Group Ltd.	717	42
	Everest Group Ltd.†	145	47
	Jefferies Financial Group Inc.	951	39
	Selective Insurance Group, Inc.	574	43
	SouthState Bank Corporation	656	61
	UMB Financial Corporation	354	40
*	WEX, Inc.	302	46
			684
	Information Technology—10.4%
	Avnet, Inc.	883	55
	Belden, Inc.	349	40
*	Diodes, Inc.	778	53
*	Flex Ltd.	982	64
	Jabil, Inc.	122	33
*	Tower Semiconductor Ltd.†	475	83
	Vishay Intertechnology, Inc.	2,901	52
			380
	Real Estate—7.3%
	Camden Property Trust	268	26
	Four Corners Property Trust, Inc.	1,461	35
	Healthpeak Properties, Inc.	2,177	36
	Host Hotels & Resorts, Inc.	2,009	38
	Kite Realty Group Trust	1,676	41
	Issuer	Shares	Value
	Common Stocks—(continued)
	Real Estate—(continued)
	Regency Centers Corp.	593	$45
	STAG Industrial, Inc.	1,258	45
			266
	Health Care—6.7%
	Encompass Health Corp.	319	31
*	Globus Medical, Inc.	682	59
*	ICON PLC†	271	30
*	ICU Medical, Inc.	344	44
	Labcorp Holdings, Inc.	143	38
*	Lantheus Holdings, Inc.	577	44
			246
	Energy—6.5%
	Expand Energy Corporation	344	38
*	Expro Group Holdings NV	3,480	60
	Matador Resources Co.	919	58
	PBF Energy, Inc.	1,000	48
	Permian Resources Corp.	1,670	35
			239
	Consumer Discretionary—6.3%
	Brunswick Corp.	499	36
*	Laureate Education, Inc.	1,382	48
*	Taylor Morrison Home Corp.	516	30
*	Valvoline Inc.	1,527	52
	Winnebago Industries, Inc.	461	14
	Wyndham Hotels & Resorts, Inc.	618	50
			230
	Materials—5.5%
	Crown Holdings, Inc.	397	40
	Eagle Materials Inc.	213	40
	Element Solutions Inc	1,631	56
	Royal Gold, Inc.	190	48
*	Taseko Mines Limited	2,737	18
			202
	Utilities—4.1%
	IDACORP, Inc.	370	53
	NiSource, Inc.	1,109	52
	PPL Corp.	1,192	45
			150
	Communication Services—2.2%
*	CarGurus, Inc.	1,346	46
	John Wiley & Sons, Inc.	916	35
			81
	Consumer Staples—1.7%
	Ingredion, Inc.	250	28
	Molson Coors Beverage Co.	803	35
			63
	Total Common Stocks—97.6% (cost $3,188)		3,580
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 03/31/26, due 04/01/26, repurchase price $114, collateralized by U.S. Treasury Note, 3.875%, due 03/31/2028, valued at $116	$114	$114
Total Repurchase Agreements—3.1% (cost $114)		114
Total Investments—100.7% (cost $3,302)		3,694
Liabilities, plus cash and other assets—(0.7)%		(26)
Net Assets—100.0%		$3,668

PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
As of March 31, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$3,580	$—	$—	$3,580
Repurchase Agreements	—	114	—	114
Total Investments in Securities	$3,580	$114	$—	$3,694
See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Health Care—21.6%
*	Alignment Healthcare, Inc.	811,848	$14,305
*	Cytokinetics, Incorporated	120,490	7,941
*	Doximity, Inc.	292,150	6,807
*	Establishment Labs Holdings, Inc.†	237,980	13,512
*	GeneDx Holdings Corp.	61,865	3,973
*	Glaukos Corporation	102,340	11,018
*	Globus Medical, Inc.	180,603	15,561
*	Halozyme Therapeutics, Inc.	190,700	12,325
*	HealthEquity, Inc.	112,240	9,380
*	Inspire Medical Systems, Inc.	122,468	6,317
*	Krystal Biotech, Inc.	55,790	14,412
*	Madrigal Pharmaceuticals, Inc.	26,758	14,007
*	Merit Medical Systems, Inc.	183,210	12,629
*	Mirum Pharmaceuticals, Inc.	115,733	10,691
*	Procept BioRobotics Corp.	146,570	3,666
*	Quanterix Corporation	719,776	2,534
*	Twist Bioscience Corp.	449,874	21,378
	U.S. Physical Therapy, Inc.	130,522	9,784
*	Veracyte, Inc.	342,133	11,020
*	Vericel Corp.	410,954	13,220
			214,480
	Industrials—20.7%
*	ACV Auctions, Inc.	992,670	4,209
*	Amprius Technologies, Inc.	404,390	6,818
	Argan, Inc.	13,340	7,266
*	Bloom Energy Corporation	112,900	15,297
	Brink's Co.	114,634	11,880
	BWX Technologies, Inc.	61,894	12,657
*	Casella Waste Systems, Inc.	89,189	7,076
	ESAB Corporation	104,320	10,084
	Flowserve Corp.	209,950	15,433
*	Graham Corporation	108,610	8,572
	Hammond Power Solutions Inc.†	72,755	9,079
	Helios Technologies, Inc.	146,240	9,463
	Knight-Swift Transportation Holdings Inc.	130,850	7,534
*	Mercury Systems, Inc.	113,098	8,246
*	Modine Manufacturing Co.	45,560	9,873
*	Nextracker Inc.	125,440	15,122
	Regal Rexnord Corporation	84,510	15,825
*	Sterling Infrastructure, Inc.	30,040	12,234
	Tecnoglass, Inc.†	137,889	6,143
	Terex Corporation	190,020	11,230
*	Verra Mobility Corp.	115,882	1,656
			205,697
	Information Technology—20.1%
*	Aehr Test Systems	177,373	6,577
*	Agilysys, Inc.	137,660	9,793
*	AppFolio, Inc.	66,350	10,471
	Cognex Corp.	351,240	17,207
*	Diebold Nixdorf, Inc.	323,310	24,390
*	i3 Verticals, Inc.	406,700	9,094
*	Impinj, Inc.	88,790	9,119
*	Lattice Semiconductor Corp.	102,340	9,493
	Littelfuse, Inc.	23,770	8,066
*	Lumentum Holdings Inc.	9,200	6,465
*	Novanta, Inc.	95,070	11,229
	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—(continued)
*	Onto Innovation, Inc.	36,640	$7,514
*	OSI Systems, Inc.	38,950	10,342
*	PDF Solutions, Inc.	386,599	12,646
*	Penguin Solutions, Inc.	333,740	5,874
	Power Integrations, Inc.	195,985	10,034
*	Q2 Holdings, Inc.	104,184	4,928
*	Synaptics Incorporated	167,490	11,731
*	Vertex, Inc.	442,020	5,256
*	Zeta Global Holdings Corp.	550,960	8,771
			199,000
	Financials—10.8%
*	Baldwin Insurance Group, Inc.	536,471	11,770
*	Donnelley Financial Solutions, Inc.	188,490	8,885
	Jefferson Capital, Inc.	539,047	10,366
	Marex Group PLC	385,570	17,189
	National Bank Holdings Corporation	362,130	14,181
	Old National Bancorp	680,690	15,043
	OneMain Holdings, Inc.	93,750	5,014
*	Paymentus Holdings, Inc.	185,856	4,721
	Perella Weinberg Partners	577,795	10,493
	StepStone Group Inc.	191,759	9,151
			106,813
	Consumer Discretionary—10.1%
	BorgWarner Inc.	165,887	9,001
*	Champion Homes, Inc.	167,169	12,432
	Garrett Motion, Inc.	878,759	15,967
*	Grand Canyon Education, Inc.	89,661	15,245
*	National Vision Holdings, Inc.	405,706	10,508
*	Planet Fitness, Inc.	112,570	8,373
*	Revolve Group, Inc.	362,697	8,201
*	Rush Street Interactive, Inc.	736,150	16,011
	Wingstop Inc.	30,040	4,655
			100,393
	Materials—5.2%
	Balchem Corp.	108,940	18,463
	Hawkins, Inc.	57,110	8,772
	Quaker Chemical Corporation	85,297	10,597
	U.S. Lime & Minerals, Inc.	103,525	13,521
			51,353
	Consumer Staples—3.1%
*	Freshpet, Inc.	152,180	8,972
	Primo Brands Corporation	817,030	15,385
*	The Simply Good Foods Company	462,160	6,632
			30,989
	Energy—2.5%
*	BKV Corporation	402,770	11,487
	Weatherford International PLC	140,960	13,332
			24,819
	Real Estate—2.0%
	Americold Realty Trust, Inc.	539,080	6,178
	FirstService Corp.	97,817	13,591
			19,769
	Total Common Stocks—96.1% (cost $895,870)		953,313
See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares or Principal Amount	Value
	Exchange-Traded Funds
	Exchange-Traded Funds—1.0%
	iShares Russell 2000 Growth ETF	31,550	$9,901
	Total Exchange-Traded Funds—1.0% (cost $10,693)		9,901
	Other Assets
	Health Care—0.0%
*	OmniAb, Inc. 12.50 Earnout (Acquired 11/02/22, Cost $0)**,#	23,037	—
*	OmniAb, Inc. 15.00 Earnout (Acquired 11/02/22, Cost $0)**,#	23,037	—
			—
	Total Other Assets—0.0% (cost $—)		—

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 03/31/26, due 04/01/26, repurchase price $36,966, collateralized by U.S. Treasury Note, 3.875%, due 03/31/2028, valued at $37,704	$36,965	36,965
Total Repurchase Agreements—3.7% (cost $36,965)		36,965
Total Investments—100.8% (cost $943,528)		1,000,179
Liabilities, plus cash and other assets—(0.8)%		(8,182)
Net Assets—100.0%		$991,997

ETF	Exchange-Traded Fund
PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
**	Fair valued pursuant to the Fund's Valuation Procedures. This holding represents 0.00% of the Fund’s net assets at March 31, 2026.
#
Investment in securities not registered under the Securities Act of
1933 (excluding securities acquired pursuant to Rule 144A and
Regulation S). The value of such restricted securities represents
0.00% of the Fund’s net assets at March 31, 2026.

As of March 31, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$953,313	$—	$—	$953,313
Repurchase Agreements	—	36,965	—	36,965
Exchange-Traded Funds	9,901	—	—	9,901
Other Assets	—	—	—	—
Total Investments in Securities	$963,214	$36,965	$—	$1,000,179
See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—25.0%
	Ameris Bancorp	138,975	$10,839
	Atlantic Union Bankshares Corporation	368,129	13,157
	Banc Of California, Inc.	593,568	10,435
	Brightsphere Investment Group, Inc.	98,852	5,379
	Cathay General Bancorp	199,812	9,963
	Eastern Bankshares, Inc.	726,622	14,213
	Enterprise Financial Services Corp.	8,609	466
	Essent Group Ltd.	165,362	9,664
	FB Financial Corporation	270,398	14,044
	First Bancorp	147,053	8,286
	First Merchants Corp.	295,968	11,463
	Hancock Whitney Corp.	212,512	13,514
	Live Oak Bancshares, Inc.	271,066	8,964
	National Bank Holdings Corporation	364,131	14,259
	Old National Bancorp	233,664	5,164
	Perella Weinberg Partners	663,935	12,057
	Renasant Corporation	367,570	13,280
	Seacoast Banking Corp. of Florida	497,549	15,071
	Selective Insurance Group, Inc.	137,514	10,367
	Stellar Bancorp, Inc.	13,053	478
*	Texas Capital Bancshares, Inc.	115,036	10,915
	The Hanover Insurance Group, Inc.	73,381	12,721
	UMB Financial Corporation	49,327	5,563
	WaFd, Inc.	126,625	3,976
			234,238
	Industrials—22.7%
	ABM Industries, Inc.	181,607	6,996
*	Alaska Air Group, Inc.	93,371	3,434
	Albany International Corp.	186,325	9,728
	Atmus Filtration Technologies Inc.	157,361	8,933
	Brady Corp.	95,232	7,737
*	Centuri Holdings, Inc.	310,247	9,062
	Granite Construction, Inc.	43,144	5,172
*	Hayward Holdings, Inc.	372,503	4,984
	Helios Technologies, Inc.	188,621	12,206
	Hub Group, Inc.	347,099	12,509
*	Huron Consulting Group, Inc.	81,060	10,334
*	Janus International Group, Inc.	1,015,263	5,229
*	Kirby Corporation	68,581	9,113
	Knight-Swift Transportation Holdings Inc.	130,885	7,536
	Korn Ferry	14,916	939
	Matson, Inc.	62,008	10,166
	Maximus, Inc.	120,374	7,716
	McGrath RentCorp	88,336	9,742
*	Modine Manufacturing Co.	40,958	8,876
*	Openlane, Inc.	91,372	2,664
	Rush Enterprises, Inc.	88,538	5,853
*	SkyWest, Inc.	49,716	4,565
	Tecnoglass, Inc.	226,131	10,074
*	Thermon Group Holdings, Inc.	242,659	12,230
*	Titan Machinery, Inc.	276,512	4,623
*	Trex Company, Inc.	240,622	8,764
	TriNet Group, Inc.	23,812	868
*	V2X, Inc.	182,497	12,501
			212,554
	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—9.9%
*	Laureate Education, Inc.	309,088	$10,768
	La-Z-Boy, Inc.	279,169	8,972
*	M/I Homes, Inc.	35,666	4,367
*	Malibu Boats, Inc.	178,206	4,619
	Steven Madden Ltd.	297,583	10,094
*	Taylor Morrison Home Corp.	152,061	8,856
*	Tri Pointe Homes, Inc.	215,259	10,059
*	Valvoline Inc.	355,779	11,983
	Winnebago Industries, Inc.	143,912	4,460
	Wyndham Hotels & Resorts, Inc.	161,919	13,153
*	YETI Holdings, Inc.	137,651	5,037
			92,368
	Information Technology—9.2%
*	ADTRAN Holdings, Inc.	744,188	9,362
	Avnet, Inc.	206,814	12,744
	Belden, Inc.	70,690	8,117
*	Diodes, Inc.	163,663	11,172
*	Knowles Corp.	477,773	12,269
	Kulicke & Soffa Industries, Inc.	149,354	9,815
*	Sanmina Corp.	38,099	4,939
*	Tower Semiconductor Ltd.†	30,460	5,345
	Vishay Intertechnology, Inc.	668,813	12,039
			85,802
	Real Estate—7.7%
	Empire State Realty Trust, Inc.	1,084,954	5,642
	Four Corners Property Trust, Inc.	463,105	10,952
	Kite Realty Group Trust	493,491	12,115
	LXP Industrial Trust	234,005	10,825
	Netstreit Corp.	398,087	7,496
	Sila Realty Trust, Inc.	520,252	12,320
	Sunstone Hotel Investors, Inc.	696,175	6,273
	UMH Properties, Inc.	439,029	6,335
			71,958
	Energy—6.6%
*	Expro Group Holdings NV†	819,685	14,271
*	Gulfport Energy Corp.	74,414	15,744
*	Innovex International, Inc.	220,065	5,367
	Matador Resources Co.	231,731	14,641
	PBF Energy, Inc.	254,821	12,134
			62,157
	Health Care—4.9%
*	ANI Pharmaceuticals, Inc.	122,741	9,439
*	Catalyst Pharmaceuticals, Inc.	179,647	4,448
*	ICU Medical, Inc.	80,954	10,455
*	Innoviva, Inc.	215,354	5,018
*	Lantheus Holdings, Inc.	148,699	11,279
*	Progyny, Inc.	277,395	4,710
			45,349
	Materials—4.2%
	Commercial Metals Co.	74,314	4,565
	Eagle Materials Inc.	50,535	9,574
*	Ecovyst, Inc.	698,736	8,986
	Greif, Inc.	34,688	2,326
*	IAMGOLD Corporation†	339,688	6,393
See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials—(continued)
	Silgan Holdings, Inc.	109,166	$4,236
*	Taseko Mines Limited	560,969	3,618
			39,698
	Utilities—3.7%
	Northwest Natural Holding Company	222,883	11,862
	Northwestern Energy Group, Inc.	159,893	10,543
	Spire, Inc.	131,286	11,887
			34,292
	Communication Services—2.2%
*	CarGurus, Inc.	268,910	9,157
	John Wiley & Sons, Inc.	306,150	11,664
			20,821
	Consumer Staples—1.1%
*	Central Garden & Pet Co.	140,557	4,557
	Edgewell Personal Care Co.	257,422	5,493
			10,050
	Total Common Stocks—97.2% (cost $800,402)		909,287

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 03/31/26, due 04/01/26, repurchase price $25,181, collateralized by U.S. Treasury Note, 3.875%, due 03/31/2028, valued at $25,684	$25,180	25,180
Total Repurchase Agreements—2.7% (cost $25,180)		25,180
Total Investments—99.9% (cost $825,582)		934,467
Cash and other assets, less liabilities—0.1%		1,077
Net Assets—100.0%		$935,544

*	Non-income producing security
†	U.S. listed foreign security
As of March 31, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$909,287	$—	$—	$909,287
Repurchase Agreements	—	25,180	—	25,180
Total Investments in Securities	$909,287	$25,180	$—	$934,467
See accompanying Notes to Portfolio of Investments.

Global Leaders Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—53.8%
	Canada—1.0%
	Agnico Eagle Mines Limited/Mines Agnico Eagle Limitee (Metals & Mining)	375	$76
	Lundin Gold Inc. (Metals & Mining)	778	60
			136
	United States—52.8%
	Alphabet Inc.—Class A (Interactive Media & Services)	2,055	591
*	Amazon.com, Inc. (Broadline Retail)	2,390	498
	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,464	372
	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,015	347
	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	639	198
	Cencora, Inc. (Health Care Providers & Services)	771	242
	CRH Public Limited Company (Construction Materials)	1,186	125
*	DexCom, Inc. (Health Care Equipment & Supplies)	3,558	223
	Eli Lilly and Company (Pharmaceuticals)	429	395
*	Figure Technology Solutions, Inc. (Consumer Finance)	3,423	116
	Graco Inc. (Machinery)	2,091	177
	Intuit Inc. (Software)	177	76
*	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)	430	198
	JPMorgan Chase & Co. (Banks)	668	196
	Mastercard Incorporated (Financial Services)	771	385
	Meta Platforms, Inc. (Interactive Media & Services)	681	390
	Microsoft Corporation (Software)	1,335	494
*	Netflix, Inc. (Entertainment)	1,734	167
	NVIDIA Corporation (Semiconductors & Semiconductor Equipment)	5,025	876
*	ServiceNow, Inc. (Software)	1,073	112
	The Progressive Corporation (Insurance)	872	173
	TKO Group Holdings, Inc. (Entertainment)	737	149
*	Uber Technologies, Inc. (Road & Rail)	933	67
	Issuer	Shares	Value
	Common Stocks—(continued)
	Western Hemisphere—(continued)
	United States—(continued)
	UnitedHealth Group Incorporated (Health Care Providers & Services)	379	$103
*	Vertex Pharmaceuticals Incorporated (Biotechnology)	657	293
			6,963
	Total Western Hemisphere		7,099
	Europe Ex-U.K.—15.9%
	France—6.0%
	Hermes International (Textiles, Apparel & Luxury Goods)	87	165
	Schneider Electric SE (Electrical Equipment)	488	133
	TotalEnergies SE (Oil, Gas & Consumable Fuels)	5,321	488
			786
	Germany—1.0%
	Rheinmetall AG (Aerospace & Defense)	75	126
	Ireland—1.3%
	Linde Public Limited Company† (Chemicals)	334	166
	Netherlands—2.3%
*	argenx SE—ADR (Biotechnology)	424	310
	Spain—3.4%
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	11,277	243
	Iberdrola, S.A. (Electric Utilities)	9,067	208
			451
	Switzerland—1.9%
	Galderma Group AG (Pharmaceuticals)	1,286	253
	Total Europe Ex-U.K.		2,092
	Emerging Asia—10.0%
	China—3.0%
	Tencent Holdings Limited (Interactive Media & Services)	6,300	397
	South Korea—2.3%
	SK hynix Inc. (Semiconductors & Semiconductor Equipment)	547	310
	Taiwan—4.7%
	Taiwan Semiconductor Manufacturing Company Limited—ADR (Semiconductors & Semiconductor Equipment)	1,815	614
	Total Emerging Asia		1,321
	United Kingdom—8.2%
	3i Group PLC (Capital Markets)	2,704	88
	AstraZeneca PLC (Pharmaceuticals)	866	169
	BAE Systems PLC (Aerospace & Defense)	4,875	143
See accompanying Notes to Portfolio of Investments.

Global Leaders Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	United Kingdom—(continued)
	British American Tobacco P.L.C. (Tobacco)	5,187	$301
	Halma Public Limited Company (Electronic Equipment, Instruments & Components)	1,468	75
	Lloyds Banking Group PLC (Banks)	131,224	163
	London Stock Exchange Group PLC (Capital Markets)	1,232	145
	Total United Kingdom		1,084
	Japan—7.5%
	Fujikura Ltd. (Electrical Equipment)	4,200	116
	Hitachi, Ltd. (Industrial Conglomerates)	9,400	276
	Ibiden Co., Ltd. (Electronic Equipment, Instruments & Components)	6,500	325
	IHI Corporation (Machinery)	7,700	159
	Sumitomo Mitsui Financial Group, Inc. (Banks)	3,600	118
	Total Japan		994
	Emerging Latin America—2.2%
	Brazil—2.2%
	Embraer S.A. (Aerospace & Defense)	5,500	82
*	Nu Holdings Ltd. (Banks)	14,070	202
	Total Emerging Latin America		284
	Total Common Stocks—97.6% (cost $12,003)		12,874

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 03/31/26, due 04/01/26, repurchase price $226, collateralized by U.S. Treasury Note, 3.875%, due 03/31/2028, valued at $231	$226	226
Total Repurchase Agreements—1.7% (cost $226)		226
Total Investments—99.3% (cost $12,229)		13,100
Cash and other assets, less liabilities—0.7%		95
Net Assets—100.0%		$13,195

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Portfolio of Investments.

Global Leaders Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
As of March 31, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$8,473	$4,401	$—	$12,874
Repurchase Agreements	—	226	—	226
Total Investments in Securities	$8,473	$4,627	$—	$13,100
See accompanying Notes to Portfolio of Investments.

International Leaders Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—32.1%
	Belgium—1.8%
	UCB SA (Pharmaceuticals)	63,581	$19,157
	France—5.5%
	BNP Paribas (Banks)	136,991	13,050
	EssilorLuxottica (Health Care Equipment & Supplies)	61,920	14,429
	Safran SA (Aerospace & Defense)	59,272	19,395
	Vinci SA (Construction & Engineering)	77,267	11,598
			58,472
	Germany—1.3%
	Rheinmetall AG (Aerospace & Defense)	7,946	13,403
	Italy—6.8%
	Enel SpA (Electric Utilities)	2,176,541	23,796
	Ferrari NV† (Automobiles)	25,838	8,745
	Prysmian S.p.A. (Electrical Equipment)	215,547	25,454
	UniCredit S.p.A. (Banks)	207,540	14,890
			72,885
	Netherlands—4.3%
*	argenx SE—ADR (Biotechnology)	23,838	17,408
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	21,756	28,930
			46,338
	Spain—4.5%
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	976,621	21,095
	Iberdrola, S.A. (Electric Utilities)	1,166,866	26,714
			47,809
	Sweden—0.7%
*	Spotify Technology S.A. (Entertainment)	15,199	7,370
	Switzerland—7.2%
	ABB Ltd. (Electrical Equipment)	242,737	19,736
	Galderma Group AG (Pharmaceuticals)	92,905	18,259
	Lonza Group AG (Life Sciences Tools & Services)	19,676	12,623
	Sandoz Group AG (Pharmaceuticals)	332,127	26,022
			76,640
	Total Europe Ex-U.K.		342,074
	Emerging Asia—26.2%
	China—2.6%
	Tencent Holdings Limited (Interactive Media & Services)	438,300	27,645
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—(continued)
India—4.1%
Bharat Electronics Ltd. (Aerospace & Defense)	3,562,179	$15,280
Bharti Airtel Ltd. (Wireless Telecommunication Services)	1,035,907	19,761
ICICI Bank Ltd. (Banks)	685,688	8,845
		43,886
South Korea—9.3%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	430,634	50,368
SK hynix Inc. (Semiconductors & Semiconductor Equipment)	86,187	48,899
		99,267
Taiwan—10.2%
Accton Technology Corp. (Communications Equipment)	504,000	24,866
Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	4,621,000	28,247
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	947,000	54,769
		107,882
Total Emerging Asia		278,680
Japan—13.4%
ASICS Corporation (Textiles, Apparel & Luxury Goods)	604,500	16,252
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	88,200	4,864
Fujikura Ltd. (Electrical Equipment)	1,155,000	31,765
Hitachi, Ltd. (Industrial Conglomerates)	773,500	22,691
IHI Corporation (Machinery)	1,278,300	26,375
Sumitomo Electric Industries, Ltd. (Auto Components)	236,600	13,444
Sumitomo Mitsui Financial Group, Inc. (Banks)	844,200	27,757
Total Japan		143,148
United Kingdom—12.3%
3i Group PLC (Capital Markets)	205,796	6,707
AstraZeneca PLC (Pharmaceuticals)	153,389	29,994
BAE Systems PLC (Aerospace & Defense)	734,317	21,529
Barclays PLC (Banks)	3,126,539	16,363
Diploma PLC (Trading Companies & Distributors)	106,127	8,474
See accompanying Notes to Portfolio of Investments.

International Leaders Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—(continued)
	Halma Public Limited Company (Electronic Equipment, Instruments & Components)	348,502	$17,784
	London Stock Exchange Group PLC (Capital Markets)	103,398	12,210
	SSE PLC (Electric Utilities)	505,150	17,462
	Total United Kingdom		130,523
	Asia Ex-Japan—5.7%
	Hong Kong—3.7%
	AIA Group Ltd. (Insurance)	2,087,000	23,189
	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	318,900	16,088
			39,277
	Singapore—2.0%
	Singapore Telecommunications Limited (Diversified Telecommunication Services)	5,563,300	21,421
	Total Asia Ex-Japan		60,698
	Emerging Latin America—5.4%
	Brazil—2.6%
*	MercadoLibre, Inc. (Broadline Retail)	7,406	12,805
*	Nu Holdings Ltd. (Banks)	1,054,238	15,149
			27,954
	Chile—1.6%
	Antofagasta PLC (Metals & Mining)	371,188	16,646
	Peru—1.2%
	Credicorp Ltd. (Banks)	39,618	13,438
	Total Emerging Latin America		58,038
	Western Hemisphere—3.2%
	Canada—3.2%
	Dollarama, Inc. (Broadline Retail)	128,533	15,775
	Lundin Gold Inc. (Metals & Mining)	241,797	18,479
	Total Western Hemisphere		34,254
	Emerging Europe, Mid-East, Africa—1.2%
	United Arab Emirates—1.2%
	Emaar Properties PJSC (Real Estate Management & Development)	3,755,100	12,288
	Total Common Stocks—99.5% (cost $815,269)		1,059,703

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 03/31/26, due 04/01/26, repurchase price $4,708, collateralized by U.S. Treasury Note, 3.875%, due 03/31/2028, valued at $4,802	$4,708	$4,708
Total Repurchase Agreements—0.4% (cost $4,708)		4,708
Total Investments—99.9% (cost $819,977)		1,064,411
Cash and other assets, less liabilities—0.1%		740
Net Assets—100.0%		$1,065,151

ADR	American Depositary Receipt
PLC	Public Limited Company

†	U.S. listed foreign security
*	Non-income producing security
See accompanying Notes to Portfolio of Investments.

International Leaders Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
As of March 31, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$109,169	$950,534	$—	$1,059,703
Repurchase Agreements	—	4,708	—	4,708
Total Investments in Securities	$109,169	$955,242	$—	$1,064,411
See accompanying Notes to Portfolio of Investments.

International Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—35.1%
	Austria—1.3%
	BAWAG Group AG (Banks)	32,150	$4,888
	Erste Group Bank AG (Banks)	59,308	6,407
	voestalpine AG (Metals & Mining)	42,146	1,870
			13,165
	Belgium—1.3%
	D'ieteren Group (Distributors)	10,419	1,929
	UCB SA (Pharmaceuticals)	27,337	8,237
	Warehouses De Pauw NV/SA (Industrial REITs)	95,283	2,482
			12,648
	Denmark—1.1%
	DSV AS (Air Freight & Logistics)	36,781	8,883
	FLSmidth & Co. A/S (Machinery)	25,862	1,959
			10,842
	Finland—0.5%
	Metso OYJ (Machinery)	263,358	4,564
	France—4.9%
	Airbus SE (Aerospace & Defense)	32,052	6,060
*	Constellium SE (Metals & Mining)	80,473	1,978
	Dassault Aviation (Aerospace & Defense)	6,723	2,502
	Hermes International (Textiles, Apparel & Luxury Goods)	3,077	5,829
	Legrand (Electrical Equipment)	45,713	7,102
	Orange (Diversified Telecommunication Services)	259,278	5,316
	Safran SA (Aerospace & Defense)	23,134	7,570
	Sartorius Stedim Biotech S.A. (Life Sciences Tools & Services)	24,820	4,834
	TotalEnergies SE (Oil, Gas & Consumable Fuels)	86,073	7,899
			49,090
	Germany—3.8%
	AIXTRON SE (Semiconductors & Semiconductor Equipment)	56,137	2,191
	Allianz SE (Insurance)	17,826	7,528
	CTS Eventim AG & Co. KGaA (Entertainment)	25,366	1,486
	Deutsche Boerse Aktiengesellschaft (Capital Markets)	31,863	9,334
	flatexDEGIRO AG (Capital Markets)	57,179	1,972
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Germany—(continued)
	MTU Aero Engines AG (Aerospace & Defense)	20,480	$7,471
	Siemens Energy AG (Electrical Equipment)	50,417	8,694
			38,676
	Ireland—2.1%
	AIB Group PLC (Banks)	558,601	5,963
	Kingspan Group PLC (Building Products)	61,735	5,279
	Linde Public Limited Company† (Chemicals)	15,211	7,541
	Ryanair Holdings Public Limited Company—ADR (Airlines)	43,140	2,494
			21,277
	Israel—0.5%
*	Teva Pharmaceutical Industries Limited—ADR (Pharmaceuticals)	172,247	5,188
	Italy—4.2%
	Azimut Holding SpA (Capital Markets)	76,470	2,906
	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	17,509	1,530
	Enel SpA (Electric Utilities)	507,996	5,554
	Intesa Sanpaolo S.p.A (Banks)	1,042,292	6,304
	Italgas S.p.A. (Gas Utilities)	445,196	5,186
	Lottomatica Group S.p.A. (Hotels, Restaurants & Leisure)	89,181	2,575
	Saipem S.p.A. (Energy Equipment & Services)	1,125,636	5,150
*	Telecom Italia SpA (Diversified Telecommunication Services)	5,815,517	4,083
*	Telecom Italia SpA (Diversified Telecommunication Services)	5,947,733	0
	UniCredit S.p.A. (Banks)	125,269	8,987
			42,275
	Luxembourg—0.9%
	Millicom International Cellular S.A. (Wireless Telecommunication Services)	49,450	3,706
	Tenaris S.A. (Energy Equipment & Services)	186,174	5,442
			9,148
	Netherlands—5.2%
*	argenx SE—ADR (Biotechnology)	9,674	7,064
	ASM International N.V. (Semiconductors & Semiconductor Equipment)	12,842	9,734
See accompanying Notes to Portfolio of Investments.

International Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Netherlands—(continued)
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	21,266	$28,279
	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	35,304	7,562
			52,639
	Norway—0.2%
	Gjensidige Forsikring ASA (Insurance)	57,820	1,512
	Spain—2.5%
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	498,047	10,758
	Bankinter SA (Banks)	137,111	2,171
	Iberdrola, S.A. (Electric Utilities)	542,681	12,424
			25,353
	Sweden—1.4%
	Atlas Copco AB (Machinery)	412,985	7,288
	Beijer Ref AB (Trading Companies & Distributors)	148,135	2,054
*	Swedish Orphan Biovitrum AB (Biotechnology)	124,443	5,215
			14,557
	Switzerland—5.2%
	Galderma Group AG (Pharmaceuticals)	55,055	10,820
	Galenica AG (Health Care Providers & Services)	25,999	2,960
	Garrett Motion, Inc. (Auto Components)	189,514	3,443
	Lonza Group AG (Life Sciences Tools & Services)	11,634	7,463
	Novartis AG (Pharmaceuticals)	49,506	7,599
	Roche Holding AG (Pharmaceuticals)	12,465	4,975
	Sandoz Group AG (Pharmaceuticals)	137,695	10,789
	VAT Group AG (Machinery)	7,490	4,673
			52,722
	Total Europe Ex-U.K.		353,656
	Emerging Asia—20.6%
	China—2.7%
	Airtac International Group (Machinery)	56,713	1,806
	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	304,910	2,551
	Ping An Insurance (Group) Company of China, Ltd. (Insurance)	583,000	4,483
	Tencent Holdings Limited (Interactive Media & Services)	285,400	18,001
			26,841
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—3.4%
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	17,738	$1,416
	Bajaj Finance Limited (Consumer Finance)	435,247	3,726
	Bharat Electronics Ltd. (Aerospace & Defense)	675,886	2,899
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	253,508	4,836
	Eicher Motors Limited (Automobiles)	64,541	4,530
	GE Vernova T&D India Limited (Electrical Equipment)	27,275	1,064
	Hindustan Aeronautics Ltd. (Aerospace & Defense)	55,849	2,069
	Hitachi Energy India Ltd (Electrical Equipment)	7,511	1,953
	ICICI Bank Ltd. (Banks)	228,458	2,947
	Mahindra & Mahindra Ltd. (Automobiles)	122,775	3,863
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	175,722	1,799
	Multi Commodity Exchange of India Limited (Capital Markets)	116,767	2,985
			34,087
	Philippines—0.3%
	International Container Terminal Services, Inc. (Transportation Infrastructure)	287,060	3,254
	South Korea—5.6%
	HD Hyundai Co.,Ltd. (Oil, Gas & Consumable Fuels)	30,047	5,039
*	Samsung Biologics Co.,Ltd. (Life Sciences Tools & Services)	5,194	5,323
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	178,938	20,929
	SK hynix Inc. (Semiconductors & Semiconductor Equipment)	35,365	20,064
*	WuXi Biologics (Cayman) Inc. (Life Sciences Tools & Services)	1,267,000	5,449
			56,804
	Taiwan—8.0%
	Accton Technology Corp. (Communications Equipment)	177,000	8,733
	Ase Technology Holding Co., Ltd. (Semiconductors & Semiconductor Equipment)	720,000	7,924
	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	88,000	5,812
See accompanying Notes to Portfolio of Investments.

International Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	1,903,000	$11,633
	Taiwan Semiconductor Manufacturing Company Limited—ADR (Semiconductors & Semiconductor Equipment)	136,937	46,278
			80,380
	Thailand—0.6%
*	Fabrinet (Electronic Equipment, Instruments & Components)	11,651	6,076
	Total Emerging Asia		207,442
	Japan—15.3%
	Asahi Intecc Co., Ltd. (Health Care Equipment & Supplies)	130,800	2,793
	ASICS Corporation (Textiles, Apparel & Luxury Goods)	208,200	5,598
	Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	177,000	9,761
	Daifuku Co. Ltd. (Machinery)	188,200	6,645
	Disco Corp. (Semiconductors & Semiconductor Equipment)	21,900	8,926
	East Japan Railway Company (Road & Rail)	110,200	2,521
	Hitachi, Ltd. (Industrial Conglomerates)	247,900	7,272
	Hoya Corp. (Health Care Equipment & Supplies)	65,800	11,407
	Ibiden Co., Ltd. (Electronic Equipment, Instruments & Components)	182,700	9,142
	IHI Corporation (Machinery)	569,300	11,746
	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	84,100	1,306
	Japan Elevator Service Holdings Co. Ltd. (Commercial Services & Supplies)	156,400	1,617
	Kurita Water Industries Ltd. (Machinery)	41,100	1,966
	Marubeni Corporation (Trading Companies & Distributors)	212,000	7,755
	MISUMI Group Inc. (Machinery)	111,300	1,908
	Mitsubishi Electric Corporation (Electrical Equipment)	219,500	7,179
	MonotaRO Co. Ltd. (Trading Companies & Distributors)	242,300	2,627
	Organo Corporation (Machinery)	23,900	2,159
	ORIX Corporation. (Financial Services)	251,000	7,448
*	Rakuten Bank Ltd. (Banks)	106,200	3,883
	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	Sumitomo Electric Industries, Ltd. (Auto Components)	199,600	$11,341
	Sumitomo Mitsui Financial Group, Inc. (Banks)	355,100	11,676
	Tokio Marine Holdings, Inc. (Insurance)	311,400	14,618
	Tokyo Ohka Kogyo Co., Ltd. (Chemicals)	50,600	2,476
	Total Japan		153,770
	United Kingdom—12.0%
	3i Group PLC (Capital Markets)	96,786	3,154
	AstraZeneca PLC (Pharmaceuticals)	99,900	19,534
	BAE Systems PLC (Aerospace & Defense)	415,664	12,187
	Barclays PLC (Banks)	1,204,863	6,306
	British American Tobacco P.L.C. (Tobacco)	139,221	8,083
	BT Group PLC (Diversified Telecommunication Services)	1,750,751	4,907
	Coca-Cola Europacific Partners PLC (Beverages)	51,561	4,675
	Compass Group PLC (Hotels, Restaurants & Leisure)	229,317	6,398
	Diploma PLC (Trading Companies & Distributors)	103,536	8,267
	Halma Public Limited Company (Electronic Equipment, Instruments & Components)	202,019	10,309
	Hill & Smith PLC (Metals & Mining)	45,329	1,271
	Lloyds Banking Group PLC (Banks)	6,167,454	7,644
	London Stock Exchange Group PLC (Capital Markets)	78,619	9,284
	Rotork PLC (Machinery)	757,343	3,149
	Spirax-Sarco Engineering PLC (Machinery)	22,898	2,054
	SSE PLC (Electric Utilities)	237,445	8,208
	Weir Group PLC (Machinery)	85,474	3,206
*	Zegona Communications plc (Diversified Telecommunication Services)	91,728	2,018
	Total United Kingdom		120,654
	Emerging Latin America—5.0%
	Brazil—3.4%
*	Banco BTG Pactual SA (Capital Markets)	747,400	8,122
	Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP (Water Utilities)	208,562	6,371
See accompanying Notes to Portfolio of Investments.

International Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Brazil—(continued)
	Embraer S.A. (Aerospace & Defense)	166,300	$2,471
	Itau Unibanco Holding SA—ADR (Banks)	900,502	7,546
*	MercadoLibre, Inc. (Broadline Retail)	2,853	4,933
*	Nu Holdings Ltd. (Banks)	329,800	4,739
			34,182
	Chile—0.5%
	Antofagasta PLC (Metals & Mining)	118,153	5,298
	Mexico—0.8%
	Arca Continental S.A.B. de C.V. (Beverages)	129,000	1,486
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation Infrastructure)	117,500	1,686
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation Infrastructure)	6,039	2,030
*	Vista Energy, S.A.B. de C.V.—ADR (Oil, Gas & Consumable Fuels)	42,007	3,170
			8,372
	Peru—0.3%
	Credicorp Ltd.† (Banks)	7,810	2,649
	Total Emerging Latin America		50,501
	Western Hemisphere—4.4%
	Canada—4.4%
	Boyd Group Services, Inc. (Commercial Services & Supplies)	7,561	965
	Cameco Corporation (Oil, Gas & Consumable Fuels)	27,969	3,038
	CES Energy Solutions Corp. (Energy Equipment & Services)	191,934	2,540
	Intact Financial Corp. (Insurance)	55,691	10,092
*	K92 Mining Inc. (Metals & Mining)	156,978	2,664
	Lundin Gold Inc. (Metals & Mining)	90,030	6,880
*	MDA Space Ltd. (Aerospace & Defense)	78,276	1,983
	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels)	153,341	2,996
	Toromont Industries Ltd. (Trading Companies & Distributors)	50,141	7,020
	WSP Global Inc. (Construction & Engineering)	37,067	5,769
	Total Western Hemisphere		43,947
	Emerging Europe, Mid-East, Africa—4.0%
	Greece—0.6%
	National Bank of Greece S.A. (Banks)	378,639	5,849
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	South Africa—2.3%
	Bid Corp. Ltd. (Consumer Staples Distribution & Retail)	141,373	$3,410
	Capitec Bank Holdings Ltd. (Banks)	12,255	3,011
	FirstRand Limited (Financial Services)	891,957	4,566
	Gold Fields Limited (Metals & Mining)	167,182	7,682
	MTN Group Limited (Wireless Telecommunication Services)	364,375	4,255
			22,924
	United Arab Emirates—1.1%
	Aldar Properties PJSC (Real Estate Management & Development)	907,698	1,962
	Emaar Development PJSC (Real Estate Management & Development)	481,105	1,821
	Emaar Properties PJSC (Real Estate Management & Development)	962,211	3,149
	Emirates NBD Bank PJSC (Banks)	644,477	4,856
			11,788
	Total Emerging Europe, Mid-East, Africa		40,561
	Asia Ex-Japan—1.3%
	Australia—0.5%
	Capricorn Metals Ltd (Metals & Mining)	265,482	2,100
*	Lynas Rare Earths Limited (Metals & Mining)	108,437	1,472
	Steadfast Group Ltd. (Insurance)	588,022	1,731
			5,303
	Hong Kong—0.8%
	AIA Group Ltd. (Insurance)	730,600	8,118
	Total Asia Ex-Japan		13,421
	Total Common Stocks—97.7% (cost $770,186)		983,952
See accompanying Notes to Portfolio of Investments.

International Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 03/31/26, due 04/01/26, repurchase price $19,299, collateralized by U.S. Treasury Note, 3.875%, due 03/31/2028, valued at $19,685	$19,299	$19,299
Total Repurchase Agreements—1.9% (cost $19,299)		19,299
Total Investments—99.6% (cost $789,485)		1,003,251
Cash and other assets, less liabilities—0.4%		3,645
Net Assets—100.0%		$1,006,896

ADR	American Depositary Receipt
PLC	Public Limited Company
REITs	Real Estate Investment Trust

*	Non-income producing security
†	U.S. listed foreign security
As of March 31, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$171,517	$812,435	$—	$983,952
Repurchase Agreements	—	19,299	—	19,299
Total Investments in Securities	$171,517	$831,734	$—	$1,003,251
See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—35.0%
	Austria—1.3%
	BAWAG Group AG (Banks)	23,116	$3,514
	Erste Group Bank AG (Banks)	42,595	4,601
	voestalpine AG (Metals & Mining)	30,303	1,345
			9,460
	Belgium—1.3%
	D'ieteren Group (Distributors)	7,491	1,387
	UCB SA (Pharmaceuticals)	19,655	5,922
	Warehouses De Pauw NV/SA (Industrial REITs)	68,509	1,785
			9,094
	Denmark—1.1%
	DSV AS (Air Freight & Logistics)	26,446	6,387
	FLSmidth & Co. A/S (Machinery)	18,595	1,409
			7,796
	Finland—0.5%
	Metso OYJ (Machinery)	189,358	3,282
	France—4.9%
	Airbus SE (Aerospace & Defense)	23,046	4,358
*	Constellium SE (Metals & Mining)	57,766	1,420
	Dassault Aviation (Aerospace & Defense)	4,834	1,799
	Hermes International (Textiles, Apparel & Luxury Goods)	2,213	4,192
	Legrand (Electrical Equipment)	32,868	5,106
	Orange (Diversified Telecommunication Services)	186,424	3,822
	Safran SA (Aerospace & Defense)	16,607	5,434
	Sartorius Stedim Biotech S.A. (Life Sciences Tools & Services)	17,846	3,476
	TotalEnergies SE (Oil, Gas & Consumable Fuels)	61,435	5,638
			35,245
	Germany—3.8%
	AIXTRON SE (Semiconductors & Semiconductor Equipment)	40,300	1,573
	Allianz SE (Insurance)	12,817	5,413
	CTS Eventim AG & Co. KGaA (Entertainment)	18,239	1,068
	Deutsche Boerse Aktiengesellschaft (Capital Markets)	22,885	6,704
	flatexDEGIRO AG (Capital Markets)	41,112	1,418
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Germany—(continued)
	MTU Aero Engines AG (Aerospace & Defense)	14,726	$5,372
	Siemens Energy AG (Electrical Equipment)	36,250	6,251
			27,799
	Ireland—2.1%
	AIB Group PLC (Banks)	401,194	4,283
	Kingspan Group PLC (Building Products)	44,388	3,795
	Linde Public Limited Company† (Chemicals)	10,937	5,422
	Ryanair Holdings Public Limited Company—ADR (Airlines)	30,984	1,791
			15,291
	Israel—0.5%
*	Teva Pharmaceutical Industries Limited—ADR (Pharmaceuticals)	123,649	3,724
	Italy—4.2%
	Azimut Holding SpA (Capital Markets)	54,983	2,089
	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	12,589	1,100
	Enel SpA (Electric Utilities)	365,255	3,993
	Intesa Sanpaolo S.p.A (Banks)	748,244	4,525
	Italgas S.p.A. (Gas Utilities)	320,101	3,729
	Lottomatica Group S.p.A. (Hotels, Restaurants & Leisure)	64,122	1,852
	Saipem S.p.A. (Energy Equipment & Services)	809,345	3,703
*	Telecom Italia SpA (Diversified Telecommunication Services)	4,181,420	2,936
*	Telecom Italia SpA (Diversified Telecommunication Services)	4,181,420	0
	UniCredit S.p.A. (Banks)	89,928	6,452
			30,379
	Luxembourg—0.9%
	Millicom International Cellular S.A. (Wireless Telecommunication Services)	35,555	2,664
	Tenaris S.A. (Energy Equipment & Services)	133,468	3,902
			6,566
	Netherlands—5.2%
*	argenx SE—ADR (Biotechnology)	6,956	5,080
	ASM International N.V. (Semiconductors & Semiconductor Equipment)	9,234	6,999
See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Netherlands—(continued)
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	15,290	$20,332
	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	25,384	5,437
			37,848
	Norway—0.1%
	Gjensidige Forsikring ASA (Insurance)	41,573	1,087
	Spain—2.5%
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	357,540	7,723
	Bankinter SA (Banks)	98,430	1,559
	Iberdrola, S.A. (Electric Utilities)	390,194	8,933
			18,215
	Sweden—1.4%
	Atlas Copco AB (Machinery)	296,941	5,240
	Beijer Ref AB (Trading Companies & Distributors)	106,511	1,477
*	Swedish Orphan Biovitrum AB (Biotechnology)	89,476	3,750
			10,467
	Switzerland—5.2%
	Galderma Group AG (Pharmaceuticals)	39,520	7,767
	Galenica AG (Health Care Providers & Services)	18,693	2,128
	Garrett Motion, Inc. (Auto Components)	136,263	2,476
	Lonza Group AG (Life Sciences Tools & Services)	8,352	5,358
	Novartis AG (Pharmaceuticals)	35,538	5,455
	Roche Holding AG (Pharmaceuticals)	8,948	3,571
	Sandoz Group AG (Pharmaceuticals)	99,004	7,757
	VAT Group AG (Machinery)	5,386	3,360
			37,872
	Total Europe Ex-U.K.		254,125
	Emerging Asia—20.5%
	China—2.7%
	Airtac International Group (Machinery)	40,204	1,280
	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	219,200	1,834
	Ping An Insurance (Group) Company of China, Ltd. (Insurance)	419,500	3,226
	Tencent Holdings Limited (Interactive Media & Services)	205,200	12,942
			19,282
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—3.4%
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	12,754	$1,019
	Bajaj Finance Limited (Consumer Finance)	312,947	2,679
	Bharat Electronics Ltd. (Aerospace & Defense)	485,969	2,085
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	182,275	3,477
	Eicher Motors Limited (Automobiles)	46,406	3,257
	GE Vernova T&D India Limited (Electrical Equipment)	19,573	763
	Hindustan Aeronautics Ltd. (Aerospace & Defense)	40,156	1,487
	Hitachi Energy India Ltd (Electrical Equipment)	5,384	1,400
	ICICI Bank Ltd. (Banks)	164,006	2,116
	Mahindra & Mahindra Ltd. (Automobiles)	88,277	2,778
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	126,346	1,293
	Multi Commodity Exchange of India Limited (Capital Markets)	83,706	2,140
			24,494
	Philippines—0.3%
	International Container Terminal Services, Inc. (Transportation Infrastructure)	206,180	2,338
	South Korea—5.6%
	HD Hyundai Co.,Ltd. (Oil, Gas & Consumable Fuels)	21,604	3,623
*	Samsung Biologics Co.,Ltd. (Life Sciences Tools & Services)	3,735	3,828
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	128,658	15,048
	SK hynix Inc. (Semiconductors & Semiconductor Equipment)	25,399	14,411
*	WuXi Biologics (Cayman) Inc. (Life Sciences Tools & Services)	911,000	3,918
			40,828
	Taiwan—7.9%
	Accton Technology Corp. (Communications Equipment)	128,000	6,315
	Ase Technology Holding Co., Ltd. (Semiconductors & Semiconductor Equipment)	517,000	5,690
	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	63,000	4,161
See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	1,368,000	$8,362
	Taiwan Semiconductor Manufacturing Company Limited—ADR (Semiconductors & Semiconductor Equipment)	98,270	33,211
			57,739
	Thailand—0.6%
*	Fabrinet (Electronic Equipment, Instruments & Components)	8,361	4,360
	Total Emerging Asia		149,041
	Japan—15.2%
	Asahi Intecc Co., Ltd. (Health Care Equipment & Supplies)	94,000	2,007
	ASICS Corporation (Textiles, Apparel & Luxury Goods)	149,700	4,025
	Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	127,100	7,009
	Daifuku Co. Ltd. (Machinery)	135,400	4,781
	Disco Corp. (Semiconductors & Semiconductor Equipment)	15,700	6,399
	East Japan Railway Company (Road & Rail)	79,200	1,812
	Hitachi, Ltd. (Industrial Conglomerates)	178,300	5,231
	Hoya Corp. (Health Care Equipment & Supplies)	47,300	8,200
	Ibiden Co., Ltd. (Electronic Equipment, Instruments & Components)	131,300	6,570
	IHI Corporation (Machinery)	409,400	8,447
	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	60,500	940
	Japan Elevator Service Holdings Co. Ltd. (Commercial Services & Supplies)	112,400	1,162
	Kurita Water Industries Ltd. (Machinery)	29,500	1,411
	Marubeni Corporation (Trading Companies & Distributors)	152,400	5,575
	MISUMI Group Inc. (Machinery)	80,000	1,371
	Mitsubishi Electric Corporation (Electrical Equipment)	157,800	5,161
	MonotaRO Co. Ltd. (Trading Companies & Distributors)	174,200	1,888
	Organo Corporation (Machinery)	17,200	1,554
	ORIX Corporation. (Financial Services)	180,500	5,356
*	Rakuten Bank Ltd. (Banks)	76,400	2,793
	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	Sumitomo Electric Industries, Ltd. (Auto Components)	143,500	$8,154
	Sumitomo Mitsui Financial Group, Inc. (Banks)	255,000	8,385
	Tokio Marine Holdings, Inc. (Insurance)	223,600	10,496
	Tokyo Ohka Kogyo Co., Ltd. (Chemicals)	36,300	1,776
	Total Japan		110,503
	United Kingdom—11.9%
	3i Group PLC (Capital Markets)	69,589	2,268
	AstraZeneca PLC (Pharmaceuticals)	71,829	14,046
	BAE Systems PLC (Aerospace & Defense)	298,867	8,762
	Barclays PLC (Banks)	864,950	4,527
	British American Tobacco P.L.C. (Tobacco)	99,990	5,805
	BT Group PLC (Diversified Telecommunication Services)	1,258,809	3,528
	Coca-Cola Europacific Partners PLC (Beverages)	37,073	3,361
	Compass Group PLC (Hotels, Restaurants & Leisure)	164,882	4,600
	Diploma PLC (Trading Companies & Distributors)	74,444	5,944
	Halma Public Limited Company (Electronic Equipment, Instruments & Components)	145,254	7,413
	Hill & Smith PLC (Metals & Mining)	32,592	914
	Lloyds Banking Group PLC (Banks)	4,434,467	5,496
	London Stock Exchange Group PLC (Capital Markets)	56,528	6,675
	Rotork PLC (Machinery)	544,538	2,264
	Spirax-Sarco Engineering PLC (Machinery)	16,464	1,477
	SSE PLC (Electric Utilities)	170,536	5,895
	Weir Group PLC (Machinery)	61,457	2,305
*	Zegona Communications plc (Diversified Telecommunication Services)	65,954	1,451
	Total United Kingdom		86,731
	Emerging Latin America—5.0%
	Brazil—3.4%
*	Banco BTG Pactual SA (Capital Markets)	537,400	5,840
	Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP (Water Utilities)	146,627	4,479
See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Brazil—(continued)
	Embraer S.A. (Aerospace & Defense)	119,600	$1,777
	Itau Unibanco Holding SA—ADR (Banks)	647,471	5,426
*	MercadoLibre, Inc. (Broadline Retail)	2,051	3,546
*	Nu Holdings Ltd. (Banks)	237,130	3,408
			24,476
	Chile—0.5%
	Antofagasta PLC (Metals & Mining)	84,953	3,810
	Mexico—0.8%
	Arca Continental S.A.B. de C.V. (Beverages)	92,800	1,069
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation Infrastructure)	84,500	1,212
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation Infrastructure)	4,342	1,459
*	Vista Energy, S.A.B. de C.V.—ADR (Oil, Gas & Consumable Fuels)	30,156	2,276
			6,016
	Peru—0.3%
	Credicorp Ltd.† (Banks)	5,616	1,905
	Total Emerging Latin America		36,207
	Western Hemisphere—4.4%
	Canada—4.4%
	Boyd Group Services, Inc. (Commercial Services & Supplies)	5,436	694
	Cameco Corporation (Oil, Gas & Consumable Fuels)	20,110	2,184
	CES Energy Solutions Corp. (Energy Equipment & Services)	138,003	1,826
	Intact Financial Corp. (Insurance)	39,980	7,245
*	K92 Mining Inc. (Metals & Mining)	112,869	1,916
	Lundin Gold Inc. (Metals & Mining)	64,732	4,947
*	MDA Space Ltd. (Aerospace & Defense)	56,189	1,423
	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels)	110,254	2,154
	Toromont Industries Ltd. (Trading Companies & Distributors)	36,052	5,047
	WSP Global Inc. (Construction & Engineering)	26,651	4,148
	Total Western Hemisphere		31,584
	Emerging Europe, Mid-East, Africa—4.0%
	Greece—0.6%
	National Bank of Greece S.A. (Banks)	272,245	4,206
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	South Africa—2.3%
	Bid Corp. Ltd. (Consumer Staples Distribution & Retail)	101,649	$2,452
	Capitec Bank Holdings Ltd. (Banks)	8,812	2,165
	FirstRand Limited (Financial Services)	641,327	3,283
	Gold Fields Limited (Metals & Mining)	120,206	5,524
	MTN Group Limited (Wireless Telecommunication Services)	261,990	3,059
			16,483
	United Arab Emirates—1.1%
	Aldar Properties PJSC (Real Estate Management & Development)	652,645	1,411
	Emaar Development PJSC (Real Estate Management & Development)	345,920	1,309
	Emaar Properties PJSC (Real Estate Management & Development)	691,841	2,264
	Emirates NBD Bank PJSC (Banks)	463,386	3,491
			8,475
	Total Emerging Europe, Mid-East, Africa		29,164
	Asia Ex-Japan—1.3%
	Australia—0.5%
	Capricorn Metals Ltd (Metals & Mining)	190,884	1,509
*	Lynas Rare Earths Limited (Metals & Mining)	77,880	1,057
	Steadfast Group Ltd. (Insurance)	422,794	1,245
			3,811
	Hong Kong—0.8%
	AIA Group Ltd. (Insurance)	525,400	5,838
	Total Asia Ex-Japan		9,649
	Total Common Stocks—97.3% (cost $556,806)		707,004
See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 03/31/26, due 04/01/26, repurchase price $16,645, collateralized by U.S. Treasury Note, 3.875%, due 03/31/2028, valued at $16,977	$16,644	$16,644
Total Repurchase Agreements—2.3% (cost $16,644)		16,644
Total Investments—99.6% (cost $573,450)		723,648
Cash and other assets, less liabilities—0.4%		2,796
Net Assets—100.0%		$726,444

ADR	American Depositary Receipt
PLC	Public Limited Company
REITs	Real Estate Investment Trust

*	Non-income producing security
†	U.S. listed foreign security
As of March 31, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$123,130	$583,874	$—	$707,004
Repurchase Agreements	—	16,644	—	16,644
Total Investments in Securities	$123,130	$600,518	$—	$723,648
See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—27.4%
	Austria—0.5%
	voestalpine AG (Metals & Mining)	15,497	$688
	Belgium—1.7%
	D'ieteren Group (Distributors)	6,952	1,287
	Warehouses De Pauw NV/SA (Industrial REITs)	35,331	921
			2,208
	Denmark—1.0%
	FLSmidth & Co. A/S (Machinery)	16,754	1,269
	France—2.1%
*	Constellium SE (Metals & Mining)	24,873	611
	Dassault Aviation (Aerospace & Defense)	5,419	2,017
			2,628
	Germany—2.8%
	AIXTRON SE (Semiconductors & Semiconductor Equipment)	17,451	681
	CTS Eventim AG & Co. KGaA (Entertainment)	8,646	507
	Eckert & Ziegler SE (Health Care Equipment & Supplies)	28,427	490
	flatexDEGIRO AG (Capital Markets)	24,836	857
	HENSOLDT AG (Aerospace & Defense)	7,439	660
	Schaeffler AG (Auto Components)	42,396	354
			3,549
	Israel—0.5%
	Next Vision Stabilized Systems Ltd. (Electronic Equipment, Instruments & Components)	7,328	713
	Italy—6.0%
	Azimut Holding SpA (Capital Markets)	30,998	1,178
	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	8,587	750
	Carel Industries SpA (Building Products)	36,350	931
	Italgas S.p.A. (Gas Utilities)	75,184	876
	Lottomatica Group S.p.A. (Hotels, Restaurants & Leisure)	26,790	773
	Saipem S.p.A. (Energy Equipment & Services)	260,011	1,190
	SOL SpA (Chemicals)	28,094	1,904
			7,602
	Jersey—0.5%
*	Rosebank Industries PLC (Industrial Conglomerates)	147,395	617
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Luxembourg—0.9%
	Millicom International Cellular S.A. (Wireless Telecommunication Services)	15,095	$1,131
	Norway—2.0%
	Europris ASA (Broadline Retail)	70,439	666
	Gjensidige Forsikring ASA (Insurance)	34,876	912
	Kitron ASA (Electronic Equipment, Instruments & Components)	100,932	974
			2,552
	Spain—1.1%
	Almirall SA (Pharmaceuticals)	53,008	752
	Atalaya Mining Copper SA (Metals & Mining)	63,222	602
			1,354
	Sweden—4.3%
	AQ Group AB (Electrical Equipment)	46,245	918
	Beijer Ref AB (Trading Companies & Distributors)	46,888	650
	Bufab AB (Trading Companies & Distributors)	155,757	1,737
*	Dynavox Group AB (Technology Hardware, Storage & Peripherals)	49,754	465
	Lifco AB (Industrial Conglomerates)	18,977	574
*	MedCap AB (publ) (Life Sciences Tools & Services)	9,061	450
	RaySearch Laboratories AB (Health Care Technology)	32,402	662
			5,456
	Switzerland—4.0%
	Galenica AG (Health Care Providers & Services)	11,931	1,358
	Garrett Motion, Inc. (Auto Components)	40,905	743
	Kardex Holding AG (Machinery)	4,353	1,310
	Medacta Group SA (Health Care Equipment & Supplies)	6,480	1,225
	Tecan Group AG (Life Sciences Tools & Services)	2,782	474
			5,110
	Total Europe Ex-U.K.		34,877
	Emerging Asia—21.0%
	China—2.1%
	Airtac International Group (Machinery)	21,000	669
*	WuXi XDC Cayman Inc. (Life Sciences Tools & Services)	106,000	804
	Yutong Bus Co. Ltd. (Machinery)	229,500	1,197
			2,670
See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—3.4%
	AU Small Finance Bank Ltd. (Banks)	105,032	$939
	Cholamandalam Financial Holdings Limited (Consumer Finance)	28,895	420
	GE Vernova T&D India Limited (Electrical Equipment)	13,726	536
	Gillette India Ltd. (Personal Care Products)	1,586	122
*	GMR Airports Infrastructure Ltd. (Transportation Infrastructure)	429,515	385
	Hitachi Energy India Ltd (Electrical Equipment)	2,838	738
	Home First Finance Co. India Ltd. (Financial Services)	43,183	419
	KFin Technologies Ltd. (Capital Markets)	75,265	701
			4,260
	South Korea—3.8%
	DB Insurance Co., Ltd. (Insurance)	4,966	557
	Hansol Chemical Co., Ltd. (Chemicals)	6,130	1,051
*	Hanwha Engine (Machinery)	17,044	512
	HD Hyundai Marine Solution Co., Ltd. (Machinery)	6,217	768
*	HD-Hyundai Marine Engine Co., Ltd. (Machinery)	12,760	607
	JB Financial Group Co. Ltd. (Banks)	42,392	870
	ST Pharm Co., Ltd. (Pharmaceuticals)	4,880	477
			4,842
	Taiwan—11.3%
	Aspeed Technology Inc. (Semiconductors & Semiconductor Equipment)	4,000	1,379
	Bizlink Holding Inc. (Electrical Equipment)	17,000	976
	Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	36,000	1,728
	Fositek Corp. (Electronic Equipment, Instruments & Components)	20,000	1,159
	Grand Process Technology Corporation (Semiconductors & Semiconductor Equipment)	12,000	1,080
	Hon. Precision, Inc (Semiconductors & Semiconductor Equipment)	9,428	1,043
	Innodisk Corp. (Technology Hardware, Storage & Peripherals)	42,000	1,155
	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	14,000	1,760
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—(continued)
Taiwan—(continued)
Kinik Company (Machinery)	48,000	$665
Marketech International Corp. (Semiconductors & Semiconductor Equipment)	72,000	638
Taiwan Union Technology Corporation (Electronic Equipment, Instruments & Components)	59,000	1,101
WinWay Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	7,000	1,656
		14,340
Thailand—0.4%
Com7 PCL (Specialty Retail)	799,000	535
Total Emerging Asia		26,647
Japan—18.7%
Anritsu Corporation (Electronic Equipment, Instruments & Components)	45,600	828
Asahi Intecc Co., Ltd. (Health Care Equipment & Supplies)	66,300	1,416
C. Uyemura & Co., Ltd. (Chemicals)	4,900	625
Fujimi Incorporated (Chemicals)	27,900	491
Fukuoka Financial Group, Inc. (Banks)	34,200	1,310
Fuso Chemical Co.,Ltd. (Chemicals)	37,500	669
Integral Corporation (Capital Markets)	34,200	695
Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	52,700	819
Japan Elevator Service Holdings Co. Ltd. (Commercial Services & Supplies)	108,100	1,118
JMDC Inc. (Health Care Technology)	20,700	433
Katitas Co., Ltd (Real Estate Management & Development)	46,100	924
Koito Manufacturing Co., Ltd. (Auto Components)	38,000	600
Kokusai Electric Corp. (Semiconductors & Semiconductor Equipment)	26,700	903
Kurita Water Industries Ltd. (Machinery)	20,200	966
MISUMI Group Inc. (Machinery)	34,300	588
MonotaRO Co. Ltd. (Trading Companies & Distributors)	65,900	714
NIFCO INC. (Auto Components)	20,200	573
Oracle Corporation Japan (Software)	10,800	588
See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	Organo Corporation (Machinery)	15,000	$1,355
*	Rakuten Bank Ltd. (Banks)	39,500	1,444
	Rorze Corporation (Semiconductors & Semiconductor Equipment)	36,400	626
	Shibaura Mechatronics Corporation (Semiconductors & Semiconductor Equipment)	30,700	816
	SKY Perfect JSAT Holdings Inc. (Media)	76,600	1,452
	Sumitomo Rubber Industries, Ltd. (Auto Components)	46,100	608
	SWCC Corporation (Electrical Equipment)	11,700	942
	The Gunma Bank, Ltd. (Banks)	46,500	620
	Tokyo Ohka Kogyo Co., Ltd. (Chemicals)	12,500	612
	Tokyotokeiba Co., Ltd. (Hotels, Restaurants & Leisure)	15,200	551
	Totech Corporation (Trading Companies & Distributors)	21,300	503
	Total Japan		23,789
	Emerging Latin America—8.7%
	Brazil—1.2%
	Cury Construtora e Incorporadora SA (Household Durables)	96,800	661
	Inter & Co, Inc. (Banks)	111,329	887
			1,548
	Chile—0.5%
	Enel Chile S.A. (Electric Utilities)	7,955,712	614
	Mexico—4.5%
	Arca Continental S.A.B. de C.V. (Beverages)	115,000	1,325
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation Infrastructure)	82,300	1,180
	Grupo Aeroportuario del Sureste S.A.B. de C.V. (Transportation Infrastructure)	36,890	1,244
	Prologis Property Mexico SA de CV REIT (Industrial REITs)	317,667	1,387
	Qualitas Controladora S.A.B. de C.V. (Insurance)	68,500	657
			5,793
	Panama—0.7%
	Banco Latinoamericano de Comercio Exterior, S.A. (Financial Services)	16,816	859
	Peru—0.9%
	Intercorp Financial Services Inc (Banks)	23,071	1,158
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	United States—0.9%
	Aura Minerals Inc. (Metals & Mining)	13,936	$1,137
	Total Emerging Latin America		11,109
	Western Hemisphere—7.4%
	Canada—7.4%
*	Aris Mining Corporation (Metals & Mining)	56,030	1,040
	Boyd Group Services, Inc. (Commercial Services & Supplies)	6,918	883
	CES Energy Solutions Corp. (Energy Equipment & Services)	122,878	1,626
	Definity Financial Corp. (Insurance)	30,331	1,428
	Exchange Income Corporation (Airlines)	11,019	827
*	K92 Mining Inc. (Metals & Mining)	64,498	1,095
*	MDA Space Ltd. (Aerospace & Defense)	30,976	785
	North West Co., Inc. (Consumer Staples Distribution & Retail)	16,963	665
	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels)	53,144	1,038
	Total Western Hemisphere		9,387
	United Kingdom—6.8%
	CVS Group plc (Health Care Providers & Services)	35,592	532
	Diploma PLC (Trading Companies & Distributors)	15,641	1,249
	Hill & Smith PLC (Metals & Mining)	41,324	1,158
	QinetiQ Group PLC (Aerospace & Defense)	105,680	640
	Renishaw PLC (Electronic Equipment, Instruments & Components)	16,613	785
	Rotork PLC (Machinery)	333,322	1,386
	Volution Group PLC (Building Products)	165,191	1,251
*	Zegona Communications plc (Diversified Telecommunication Services)	76,720	1,688
	Total United Kingdom		8,689
	Emerging Europe, Mid-East, Africa—5.4%
	Greece—0.8%
	JUMBO SA (Specialty Retail)	42,093	1,072
See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	Poland—1.3%
	Orange Polska Spolka Akcyjna (Diversified Telecommunication Services)	161,397	$617
*	Zabka Group (Consumer Staples Distribution & Retail)	173,670	1,039
			1,656
	South Africa—0.9%
	AVI Limited (Food Products)	97,608	599
	OUTsurance Group Ltd. (Insurance)	127,943	526
			1,125
	Turkey—1.6%
	ASELSAN Elektronik Sanayi ve Ticaret A.S. (Aerospace & Defense)	202,296	1,455
	Ford Otomotiv Sanayi A.S. (Automobiles)	256,481	586
			2,041
	United Arab Emirates—0.8%
*	Abu Dhabi Ports Company PJSC (Transportation Infrastructure)	473,710	512
	Emaar Development PJSC (Real Estate Management & Development)	131,517	498
			1,010
	Total Emerging Europe, Mid-East, Africa		6,904
	Asia Ex-Japan—1.7%
	Australia—1.7%
	Capricorn Metals Ltd (Metals & Mining)	103,116	815
*	Emerald Resources NL (Metals & Mining)	123,262	473
	Steadfast Group Ltd. (Insurance)	308,981	910
	Total Asia Ex-Japan		2,198
	Total Common Stocks—97.1% (cost $105,618)		123,600

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 03/31/26, due 04/01/26, repurchase price $2,563, collateralized by U.S. Treasury Note, 3.875%, due 03/31/2028, valued at $2,614	$2,563	$2,563
Total Repurchase Agreements—2.0% (cost $2,563)		2,563
Total Investments—99.1% (cost $108,181)		126,163
Cash and other assets, less liabilities—0.9%		1,090
Net Assets—100.0%		$127,253

PLC	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security
See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
As of March 31, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$22,981	$100,619	$—	$123,600
Repurchase Agreements	—	2,563	—	2,563
Total Investments in Securities	$22,981	$103,182	$—	$126,163
See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—68.6%
	China—17.9%
	Alibaba Group Holding Ltd. (Broadline Retail)	176,328	$2,764
	Contemporary Amperex Technology Co. Ltd. (Electrical Equipment)	48,220	2,862
	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	227,500	1,903
*	JD Health International Inc. (Consumer Staples Distribution & Retail)	127,600	779
	NetEase, Inc. (Entertainment)	68,700	1,535
	Ping An Insurance (Group) Company of China, Ltd. (Insurance)	144,800	1,203
	Tencent Holdings Limited (Interactive Media & Services)	63,900	4,030
*	WuXi XDC Cayman Inc. (Life Sciences Tools & Services)	232,000	1,760
			16,836
	India—14.0%
	Bajaj Finance Limited (Consumer Finance)	154,075	1,319
	Bharat Electronics Ltd. (Aerospace & Defense)	369,100	1,583
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	110,021	2,099
	CG Power & Industrial Solutions Ltd. (Electrical Equipment)	65,308	454
	Eicher Motors Limited (Automobiles)	13,266	931
	GE Vernova T&D India Limited (Electrical Equipment)	17,361	677
*	GMR Airports Infrastructure Ltd. (Transportation Infrastructure)	1,214,894	1,087
	HDFC Bank Ltd. (Banks)	170,327	1,341
	Macrotech Developers Ltd. (Real Estate Management & Development)	124,651	904
	Marico Limited (Food Products)	135,473	1,052
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	87,166	892
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	345,817	852
			13,191
	Indonesia—1.9%
	Bank Central Asia Tbk. PT (Banks)	1,977,100	763
*	Grab Holdings Limited (Road & Rail)	275,659	1,009
			1,772
	South Korea—13.8%
	HD Hyundai Marine Solution Co., Ltd. (Machinery)	9,354	1,155
	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (Machinery)	3,564	826
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	South Korea—(continued)
	Kakao Corp. (Interactive Media & Services)	35,270	$1,089
*	Samsung Biologics Co.,Ltd. (Life Sciences Tools & Services)	1,118	1,146
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	43,272	5,061
	SK hynix Inc. (Semiconductors & Semiconductor Equipment)	6,573	3,729
			13,006
	Taiwan—21.0%
	Ase Technology Holding Co., Ltd. (Semiconductors & Semiconductor Equipment)	119,000	1,310
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	221,000	1,351
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	147,000	8,502
	Taiwan Semiconductor Manufacturing Company Limited—ADR (Semiconductors & Semiconductor Equipment)	22,621	7,645
	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	69,000	1,009
			19,817
	Total Emerging Asia		64,622
	Emerging Europe, Mid-East, Africa—13.8%
	Czech Republic—0.8%
*	CSG N.V. (Aerospace & Defense)	29,090	785
	Greece—1.4%
	Eurobank S.A. (Banks)	340,826	1,364
	Poland—2.0%
	PKO Bank Polski S.A. (Banks)	45,672	1,080
*	Zabka Group (Consumer Staples Distribution & Retail)	141,452	847
			1,927
	South Africa—8.0%
	AngloGold Ashanti plc (Metals & Mining)	9,806	979
	Capitec Bank Holdings Ltd. (Banks)	3,929	965
	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	40,108	691
	FirstRand Limited (Financial Services)	249,919	1,279
See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	South Africa—(continued)
	Gold Fields Limited (Metals & Mining)	30,001	$1,379
	Naspers Limited (Broadline Retail)	42,528	2,200
			7,493
	United Arab Emirates—1.6%
	Aldar Properties PJSC (Real Estate Management & Development)	388,049	839
	Emirates NBD Bank PJSC (Banks)	84,679	638
			1,477
	Total Emerging Europe, Mid-East, Africa		13,046
	Emerging Latin America—12.7%
	Brazil—8.3%
	Embraer S.A. (Aerospace & Defense)	123,000	1,827
	Inter & Co, Inc. (Banks)	122,525	975
	Itau Unibanco Holding SA—ADR (Banks)	98,317	824
*	MercadoLibre, Inc. (Broadline Retail)	392	678
*	Nu Holdings Ltd. (Banks)	175,762	2,526
	Telefonica Brasil S.A. (Diversified Telecommunication Services)	131,000	1,043
			7,873
	Chile—1.3%
	Antofagasta PLC (Metals & Mining)	27,435	1,230
	Mexico—3.1%
	Grupo Financiero Banorte S.A.B. de C.V. (Banks)	102,000	1,130
*	Vista Energy, S.A.B. de C.V.—ADR (Oil, Gas & Consumable Fuels)	23,458	1,770
			2,900
	Total Emerging Latin America		12,003
	Asia Ex-Japan—1.6%
	Hong Kong—1.6%
	AIA Group Ltd. (Insurance)	133,600	1,484
	Total Common Stocks—96.7% (cost $76,019)		91,155

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 03/31/26, due 04/01/26, repurchase price $1,797, collateralized by U.S. Treasury Note, 3.875%, due 03/31/2028, valued at $1,833	$1,797	$1,797
Total Repurchase Agreements—1.9% (cost $1,797)		1,797
Total Investments—98.6% (cost $77,816)		92,952
Cash and other assets, less liabilities—1.4%		1,274
Net Assets—100.0%		$94,226

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security
See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
As of March 31, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$20,212	$70,943	$—	$91,155
Repurchase Agreements	—	1,797	—	1,797
Total Investments in Securities	$20,212	$72,740	$—	$92,952
See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—75.2%
	China—17.5%
	Airtac International Group (Machinery)	72,000	$2,293
	Alibaba Group Holding Ltd. (Broadline Retail)	2,222,700	34,840
*	BeOne Medicines Ltd (Biotechnology)	130,600	2,930
	China Life Insurance Company Limited (Insurance)	1,194,000	3,809
	CMOC Group Limited (Metals & Mining)	1,437,000	3,022
	Contemporary Amperex Technology Co. Ltd. (Electrical Equipment)	251,471	14,923
	Hansoh Pharmaceutical Group Company Limited (Pharmaceuticals)	644,000	2,948
*	JD Health International Inc. (Consumer Staples Distribution & Retail)	589,200	3,596
	Jiangsu Hengli Hydraulic Co., Ltd. (Machinery)	223,800	3,164
*	Jiangsu Hengrui Pharmaceuticals Co.,Ltd (Pharmaceuticals)	397,000	3,306
*	MiniMax Group Inc. (Software)	28,360	3,362
	NetEase, Inc. (Entertainment)	351,900	7,863
	Neway Valve (Suzhou) Co., Ltd. (Machinery)	421,300	2,989
	Ping An Insurance (Group) Company of China, Ltd. (Insurance)	587,000	4,513
	Shenzhen Inovance Technology Co. Ltd. (Machinery)	271,900	2,672
	Sieyuan Electric Co., Ltd. (Electrical Equipment)	149,200	4,426
	Tencent Holdings Limited (Interactive Media & Services)	816,460	51,496
	Weichai Power Co. Ltd. (Machinery)	1,581,000	5,606
	WUS Printed Circuit Kunshan Co. Ltd. (Electronic Equipment, Instruments & Components)	262,150	2,978
	WuXi AppTec Co., Ltd. (Life Sciences Tools & Services)	319,000	4,886
*	WuXi XDC Cayman Inc. (Life Sciences Tools & Services)	468,000	3,550
	Zijin Mining Group Company Limited (Metals & Mining)	1,138,000	5,119
			174,291
	India—10.9%
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	31,040	2,479
	Ashok Leyland Limited (Machinery)	1,643,434	2,703
	Bajaj Finance Limited (Consumer Finance)	647,884	5,547
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—(continued)
India—(continued)
Bharat Electronics Ltd. (Aerospace & Defense)	1,459,881	$6,262
Bharti Airtel Ltd. (Wireless Telecommunication Services)	507,578	9,682
Cummins India Ltd. (Machinery)	59,249	2,809
Eicher Motors Limited (Automobiles)	62,374	4,378
GE Vernova T&D India Limited (Electrical Equipment)	100,093	3,904
HDFC Asset Management Co. Ltd. (Capital Markets)	134,946	3,167
Hindustan Aeronautics Ltd. (Aerospace & Defense)	70,805	2,623
Hitachi Energy India Ltd (Electrical Equipment)	14,967	3,892
ICICI Bank Ltd. (Banks)	450,429	5,810
Larsen & Toubro Limited (Construction & Engineering)	169,112	6,289
Mahindra & Mahindra Ltd. (Automobiles)	102,307	3,219
Multi Commodity Exchange of India Limited (Capital Markets)	99,686	2,548
Polycab India Limited (Electrical Equipment)	38,615	2,820
Radico Khaitan Ltd. (Beverages)	65,148	1,803
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	769,439	11,102
Shriram Finance Limited (Consumer Finance)	419,731	3,893
Solar Industries India Limited (Chemicals)	22,143	2,828
State Bank of India (Banks)	829,427	8,663
Titan Company Limited (Textiles, Apparel & Luxury Goods)	70,106	2,948
Torrent Pharmaceuticals Limited (Pharmaceuticals)	73,135	3,263
TVS Motor Co. Ltd. (Automobiles)	110,343	3,961
UNO Minda Ltd. (Auto Components)	210,507	2,301
		108,894
Philippines—1.0%
BDO Unibank, Inc. (Banks)	1,530,789	2,880
International Container Terminal Services, Inc. (Transportation Infrastructure)	618,890	7,017
		9,897
South Korea—18.1%
Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	10,542	8,989
HD Hyundai Electric Co. Ltd. (Electrical Equipment)	13,981	7,923
See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	South Korea—(continued)
	HD Hyundai Heavy Industries Co., Ltd. (Machinery)	21,356	$6,841
	Hyosung Heavy Industries Corporation (Electrical Equipment)	4,610	7,784
	Hyundai Rotem Company (Machinery)	28,584	3,292
	KB Financial Group Inc. (Banks)	93,545	9,183
	Korea Investment Holdings Co., Ltd. (Capital Markets)	30,804	4,298
	LIG Nex1 Co., Ltd (Aerospace & Defense)	7,378	3,045
	LS Electric Co., Ltd (Electrical Equipment)	11,969	5,982
*	Samsung Biologics Co.,Ltd. (Life Sciences Tools & Services)	3,599	3,688
	Samsung Electro-Mechanics Co., Ltd. (Electronic Equipment, Instruments & Components)	13,265	3,801
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	387,400	45,311
	SK hynix Inc. (Semiconductors & Semiconductor Equipment)	62,915	35,696
*	SK Square Co., Ltd. (Industrial Conglomerates)	95,688	31,505
*	WuXi Biologics (Cayman) Inc. (Life Sciences Tools & Services)	721,000	3,101
			180,439
	Taiwan—27.3%
	Accton Technology Corp. (Communications Equipment)	151,000	7,450
	Ase Technology Holding Co., Ltd. (Semiconductors & Semiconductor Equipment)	741,000	8,156
	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	140,000	9,247
	Aspeed Technology Inc. (Semiconductors & Semiconductor Equipment)	37,300	12,857
	Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	168,000	8,061
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	465,000	20,967
	Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	95,000	8,108
	Gold Circuit Electronics Ltd. (Electronic Equipment, Instruments & Components)	214,000	6,034
	Hon. Precision, Inc (Semiconductors & Semiconductor Equipment)	43,371	4,799
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	36,000	$4,527
	King Slide Works Co., Ltd. (Technology Hardware, Storage & Peripherals)	28,000	2,901
	King Yuan Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	421,000	3,601
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	501,000	28,975
	Taiwan Semiconductor Manufacturing Company Limited—ADR (Semiconductors & Semiconductor Equipment)	398,817	134,780
	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	604,000	8,838
	Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	31,000	3,336
			272,637
	Thailand—0.4%
*	Fabrinet (Electronic Equipment, Instruments & Components)	7,571	3,948
	Total Emerging Asia		750,106
	Emerging Europe, Mid-East, Africa—11.1%
	Czech Republic—0.3%
	Komercni banka, a.s. (Banks)	60,209	3,072
	Georgia—0.3%
	Lion Finance Group PLC (Banks)	26,472	3,286
	Greece—1.8%
	Eurobank S.A. (Banks)	2,932,859	11,743
	Piraeus Bank S.A. (Banks)	803,033	6,598
			18,341
	Hungary—1.2%
	OTP Bank Nyrt. PLC (Banks)	107,598	11,537
	Kazakhstan—0.3%
	NAC Kazatomprom JSC (Oil, Gas & Consumable Fuels)	38,785	3,063
	Poland—0.3%
	PKO Bank Polski S.A. (Banks)	137,285	3,247
	Qatar—0.3%
	Qatar National Bank (Q.P.S.C.) (Banks)	570,307	2,668
See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	Romania—0.3%
	Banca Transilvania SA (Banks)	312,043	$2,540
	Saudi Arabia—0.5%
	The Saudi National Bank (Banks)	440,863	4,977
	South Africa—3.0%
	AngloGold Ashanti plc (Metals & Mining)	59,434	5,932
	Capitec Bank Holdings Ltd. (Banks)	57,136	14,038
	Gold Fields Limited—ADR (Metals & Mining)	102,462	4,652
	MTN Group Limited (Wireless Telecommunication Services)	432,623	5,051
			29,673
	Turkey—0.7%
	ASELSAN Elektronik Sanayi ve Ticaret A.S. (Aerospace & Defense)	1,026,666	7,382
	United Arab Emirates—2.1%
	Abu Dhabi Islamic Bank PJSC (Banks)	779,532	4,485
	Aldar Properties PJSC (Real Estate Management & Development)	2,039,605	4,408
	Emaar Properties PJSC (Real Estate Management & Development)	1,274,911	4,172
	Emirates NBD Bank PJSC (Banks)	811,449	6,113
	Salik Co. PJSC (Transportation Infrastructure)	1,465,235	2,061
			21,239
	Total Emerging Europe, Mid-East, Africa		111,025
	Emerging Latin America—10.3%
	Brazil—5.4%
	B3 S.A. Brasil, Bolsa, Balcao B3 S.A. (Capital Markets)	2,362,300	8,391
*	Banco BTG Pactual SA (Capital Markets)	1,225,100	13,313
	Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP (Water Utilities)	136,330	4,165
	Cury Construtora e Incorporadora SA (Household Durables)	343,000	2,343
	Direcional Engenharia SA (Household Durables)	720,700	1,850
	Embraer S.A. (Aerospace & Defense)	243,500	3,617
*	ENEVA S.A. (Independent Power and Renewable Electricity Producers)	893,700	4,234
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Brazil—(continued)
	Itau Unibanco Holding SA—ADR (Banks)	1,628,820	$13,650
	Telefonica Brasil S.A. (Diversified Telecommunication Services)	327,600	2,608
			54,171
	Chile—2.0%
	Antofagasta PLC (Metals & Mining)	149,058	6,684
	Banco de Chile (Banks)	35,073,936	6,366
	Falabella S.A. (Broadline Retail)	554,895	3,397
	LATAM Airlines Group S.A.—ADR (Airlines)	80,170	3,964
			20,411
	Mexico—1.4%
	Fresnillo plc (Metals & Mining)	68,146	3,021
	Grupo Financiero Banorte S.A.B. de C.V. (Banks)	728,400	8,065
	Prologis Property Mexico SA de CV REIT (Industrial REITs)	643,325	2,808
			13,894
	Peru—1.5%
	Credicorp Ltd. (Banks)	25,979	8,812
	Southern Copper Corporation (Metals & Mining)	33,791	5,814
			14,626
	Total Emerging Latin America		103,102
	Asia Ex-Japan—1.2%
	Hong Kong—1.2%
	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	225,700	11,386
	Europe Ex-U.K.—0.5%
	Luxembourg—0.5%
	Millicom International Cellular S.A. (Wireless Telecommunication Services)	70,841	5,309
	United Kingdom—0.4%
	Airtel Africa PLC (Wireless Telecommunication Services)	733,602	3,383
	Western Hemisphere—0.3%
	United States—0.3%
*	Laureate Education, Inc. (Diversified Consumer Services)	89,524	3,119
	Total Common Stocks—99.0% (cost $705,592)		987,430
See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 03/31/26, due 04/01/26, repurchase price $8,269, collateralized by U.S. Treasury Note, 3.875%, due 03/31/2028, valued at $8,434	$8,269	$8,269
Total Repurchase Agreements—0.8% (cost $8,269)		8,269
Total Investments—99.8% (cost $713,861)		995,699
Cash and other assets, less liabilities—0.2%		2,191
Net Assets—100.0%		$997,890

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security
As of March 31, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$244,619	$742,811	$—	$987,430
Repurchase Agreements	—	8,269	—	8,269
Total Investments in Securities	$244,619	$751,080	$—	$995,699
See accompanying Notes to Portfolio of Investments.

Emerging Markets ex China Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—70.7%
	India—13.4%
	Acutaas Chemicals Limited (Pharmaceuticals)	10,379	$284
	APL Apollo Tubes Ltd. (Metals & Mining)	9,732	202
	Ashok Leyland Limited (Machinery)	149,251	245
	Bajaj Finance Limited (Consumer Finance)	49,695	425
	Bharat Electronics Ltd. (Aerospace & Defense)	132,027	566
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	38,143	728
*	Billionbrains Garage Ventures Limited (Capital Markets)	115,809	186
	Cummins India Ltd. (Machinery)	8,111	385
	Eicher Motors Limited (Automobiles)	4,386	308
	GE Vernova T&D India Limited (Electrical Equipment)	10,733	419
	HDFC Asset Management Co. Ltd. (Capital Markets)	10,014	235
	Hindustan Aeronautics Ltd. (Aerospace & Defense)	7,948	294
	ICICI Bank Ltd. (Banks)	35,555	459
	Karur Vysya Bank Ltd. (Banks)	79,406	245
	KEI Industries Ltd. (Electrical Equipment)	4,410	188
	Mahindra & Mahindra Ltd. (Automobiles)	9,200	290
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	18,000	184
	Multi Commodity Exchange of India Limited (Capital Markets)	8,575	219
	National Aluminium Company Limited (Metals & Mining)	52,346	217
	Radico Khaitan Ltd. (Beverages)	6,606	183
	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	30,247	436
	Shriram Finance Limited (Consumer Finance)	24,707	229
	State Bank of India (Banks)	49,634	518
	The Great Eastern Shipping Company Limited (Oil, Gas & Consumable Fuels)	8,498	128
	Torrent Pharmaceuticals Limited (Pharmaceuticals)	4,852	217
	TVS Motor Co. Ltd. (Automobiles)	9,722	349
			8,139
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Philippines—1.0%
	International Container Terminal Services, Inc. (Transportation Infrastructure)	56,390	$639
	South Korea—22.9%
	Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	955	814
*	Hanwha Engine (Machinery)	8,038	241
	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	952	539
	HD Hyundai Heavy Industries Co., Ltd. (Machinery)	1,441	462
	Hyosung Heavy Industries Corporation (Electrical Equipment)	317	535
	Hyundai Rotem Company (Machinery)	1,995	230
	KB Financial Group Inc. (Banks)	7,371	724
	Korea Investment Holdings Co., Ltd. (Capital Markets)	1,329	185
	LIG Nex1 Co., Ltd (Aerospace & Defense)	581	240
	LS Electric Co., Ltd (Electrical Equipment)	786	393
*	Samsung Biologics Co.,Ltd. (Life Sciences Tools & Services)	264	271
	Samsung Electro-Mechanics Co., Ltd. (Electronic Equipment, Instruments & Components)	1,115	319
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	36,620	4,283
	SK hynix Inc. (Semiconductors & Semiconductor Equipment)	4,397	2,495
*	SK Square Co., Ltd. (Industrial Conglomerates)	6,575	2,165
			13,896
	Taiwan—32.8%
	Accton Technology Corp. (Communications Equipment)	23,000	1,135
	Ase Technology Holding Co., Ltd. (Semiconductors & Semiconductor Equipment)	39,000	429
	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	8,000	528
	Aspeed Technology Inc. (Semiconductors & Semiconductor Equipment)	2,000	689
	Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	27,000	1,296
	Compeq Manufacturing Co., Ltd. (Electronic Equipment, Instruments & Components)	39,000	313
See accompanying Notes to Portfolio of Investments.

Emerging Markets ex China Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	38,000	$1,713
	Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	8,000	683
	Gold Circuit Electronics Ltd. (Electronic Equipment, Instruments & Components)	14,000	395
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	181,000	1,106
	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,000	252
	King Yuan Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	24,000	205
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	6,000	288
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	100,000	5,784
	Taiwan Semiconductor Manufacturing Company Limited—ADR (Semiconductors & Semiconductor Equipment)	14,251	4,816
	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	17,000	249
			19,881
	Thailand—0.6%
*	Fabrinet (Electronic Equipment, Instruments & Components)	663	346
	Total Emerging Asia		42,901
	Emerging Latin America—14.1%
	Brazil—6.5%
	B3 S.A. Brasil, Bolsa, Balcao B3 S.A. (Capital Markets)	126,200	448
*	Banco BTG Pactual SA (Capital Markets)	77,600	843
	Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP (Water Utilities)	10,734	328
	Cury Construtora e Incorporadora SA (Household Durables)	50,000	342
	Embraer S.A. (Aerospace & Defense)	15,700	233
*	ENEVA S.A. (Independent Power and Renewable Electricity Producers)	54,200	257
	Itau Unibanco Holding SA—ADR (Banks)	109,734	920
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Brazil—(continued)
*	Nu Holdings Ltd.† (Banks)	15,607	$224
	Telefonica Brasil S.A. (Diversified Telecommunication Services)	41,200	328
			3,923
	Chile—2.2%
	Antofagasta PLC (Metals & Mining)	12,128	544
	Banco de Chile (Banks)	1,490,592	270
	Falabella S.A. (Broadline Retail)	49,551	303
	LATAM Airlines Group S.A.—ADR (Airlines)	4,097	203
			1,320
	Mexico—2.4%
	America Movil, S.A.B. de C.V. (Wireless Telecommunication Services)	253,200	322
*	BBB Foods, Inc. † (Consumer Staples Distribution & Retail)	6,024	213
	Corp. Inmobiliaria Vesta S.A.B. de C.V. (Real Estate Management & Development)	65,600	219
	Gentera S.A.B. de C.V. (Consumer Finance)	81,100	230
	Grupo Financiero Banorte S.A.B. de C.V. (Banks)	44,000	487
			1,471
	Panama—0.4%
	Banco Latinoamericano de Comercio Exterior, S.A. (Financial Services)	5,172	264
	Peru—1.4%
	Credicorp Ltd. (Banks)	1,756	595
	Southern Copper Corporation (Metals & Mining)	1,556	268
			863
	United States—1.2%
	Aura Minerals Inc. (Metals & Mining)	8,903	727
	Total Emerging Latin America		8,568
	Emerging Europe, Mid-East, Africa—13.2%
	Czech Republic—0.1%
*	CSG N.V. (Aerospace & Defense)	2,772	75
	Georgia—0.5%
	Lion Finance Group PLC (Banks)	2,240	278
	Greece—2.6%
	Eurobank S.A. (Banks)	136,011	545
	National Bank of Greece S.A. (Banks)	16,115	249
See accompanying Notes to Portfolio of Investments.

Emerging Markets ex China Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	Greece—(continued)
	Optima bank SA (Banks)	23,065	$227
	Piraeus Bank S.A. (Banks)	65,963	542
			1,563
	Hungary—1.0%
	OTP Bank Nyrt. PLC (Banks)	5,912	634
	Kazakhstan—0.8%
	NAC Kazatomprom JSC (Oil, Gas & Consumable Fuels)	5,761	455
	Poland—0.4%
	PKO Bank Polski S.A. (Banks)	11,125	263
	Saudi Arabia—0.9%
	Electrical Industries Company (Electrical Equipment)	76,794	346
*	Rasan Information Technology Company (Insurance)	6,069	220
			566
	South Africa—3.5%
	Capitec Bank Holdings Ltd. (Banks)	3,963	974
	MTN Group Limited (Wireless Telecommunication Services)	37,860	442
	Pan African Resources PLC (Metals & Mining)	273,733	507
	Redefine Properties Limited (Diversified REITs)	544,227	192
			2,115
	Turkey—0.9%
	ASELSAN Elektronik Sanayi ve Ticaret A.S. (Aerospace & Defense)	74,433	535
	United Arab Emirates—2.5%
	Abu Dhabi Islamic Bank PJSC (Banks)	62,094	357
	Aldar Properties PJSC (Real Estate Management & Development)	157,039	340
	Emaar Properties PJSC (Real Estate Management & Development)	108,228	354
	Emirates NBD Bank PJSC (Banks)	60,598	457
			1,508
	Total Emerging Europe, Mid-East, Africa		7,992
	Europe Ex-U.K.—0.7%
	Luxembourg—0.7%
	Millicom International Cellular S.A. (Wireless Telecommunication Services)	5,411	405
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Western Hemisphere—0.5%
	United States—0.5%
*	Laureate Education, Inc. (Diversified Consumer Services)	8,973	$313
	Total Common Stocks—99.2% (cost $44,942)		60,179

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 03/31/26, due 04/01/26, repurchase price $454, collateralized by U.S. Treasury Note, 3.875%, due 03/31/2028, valued at $463	$454	454
Total Repurchase Agreements—0.7% (cost $454)		454
Total Investments—99.9% (cost $45,396)		60,633
Cash and other assets, less liabilities—0.1%		53
Net Assets—100.0%		$60,686

ADR	American Depositary Receipt
PLC	Public Limited Company
REITs	Real Estate Investment Trust

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Portfolio of Investments.

Emerging Markets ex China Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
As of March 31, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$13,633	$46,546	$—	$60,179
Repurchase Agreements	—	454	—	454
Total Investments in Securities	$13,633	$47,000	$—	$60,633
See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—62.1%
	China—9.9%
*	Asia - Potash International Investment (Guangzhou) Co., Ltd. (Chemicals)	350,800	$3,136
	COSCO SHIPPING Energy Transportation Co., Ltd. (Oil, Gas & Consumable Fuels)	1,056,500	3,398
	Dajin Heavy Industry Co., Ltd. (Electrical Equipment)	377,100	3,831
	Guizhou Chanhen Chemical Corporation (Chemicals)	769,000	4,466
	Harbin Electric Company Limited (Electrical Equipment)	1,922,000	5,191
	Hebei Huatong Wires and Cables Group Co., Ltd (Electrical Equipment)	354,000	2,443
	Huaming Power Equipment Co. Ltd. (Machinery)	702,962	2,789
	Neway Valve (Suzhou) Co., Ltd. (Machinery)	264,900	1,879
	Shanghai Conant Optical Co., Ltd. (Health Care Equipment & Supplies)	599,000	3,571
*	VNET Group, Inc.—ADR (IT Services)	118,547	995
	Wasion Holdings Limited (Electronic Equipment, Instruments & Components)	646,000	2,345
	Zhejiang Sanmei Chemical Industry Co., Ltd. (Chemicals)	434,100	3,935
			37,979
	India—16.3%
	Acutaas Chemicals Limited (Pharmaceuticals)	145,426	3,973
	APL Apollo Tubes Ltd. (Metals & Mining)	74,577	1,547
	City Union Bank Limited (Banks)	1,124,791	2,880
	Force Motors Limited (Machinery)	5,006	1,033
	GE Vernova T&D India Limited (Electrical Equipment)	145,463	5,674
	Hitachi Energy India Ltd (Electrical Equipment)	5,311	1,381
	Indian Bank (Banks)	235,617	2,121
	Karur Vysya Bank Ltd. (Banks)	1,854,374	5,722
	KEI Industries Ltd. (Electrical Equipment)	34,569	1,476
	Kirloskar Oil Engines Limited (Machinery)	146,068	2,074
*	MTAR Technologies Limited (Machinery)	35,614	1,308
	Multi Commodity Exchange of India Limited (Capital Markets)	130,553	3,337
	Muthoot Finance Limited (Consumer Finance)	40,281	1,366
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	National Aluminium Company Limited (Metals & Mining)	790,056	$3,269
	Navin Fluorine International Limited (Chemicals)	39,844	2,608
	Netweb Technologies India Limited (Technology Hardware, Storage & Peripherals)	45,143	1,486
	Nippon Life India Asset Management Limited (Capital Markets)	308,301	2,618
	Quality Power Electrical Equipments Limited (Electrical Equipment)	295,045	2,548
*	SAI Life Sciences Limited (Life Sciences Tools & Services)	192,969	1,985
	Sansera Engineering Limited (Auto Components)	57,184	1,264
	Solar Industries India Limited (Chemicals)	17,776	2,270
	TD Power Systems Limited (Electrical Equipment)	294,617	2,676
	The Federal Bank Limited (Banks)	670,259	1,858
	Torrent Pharmaceuticals Limited (Pharmaceuticals)	39,932	1,782
*	Ujjivan Small Finance Bank Limited (Banks)	2,060,183	1,102
	Union Bank of India Limited (Banks)	659,230	1,154
	Voltamp Transformers Limited (Electrical Equipment)	18,788	1,745
			62,257
	Malaysia—2.2%
	Alliance Bank Malaysia Berhad (Banks)	1,420,600	1,692
	IOI Properties Group Berhad (Real Estate Management & Development)	1,695,100	1,396
	Malayan Cement Berhad (Construction Materials)	677,000	1,016
	Southern Cable Group Berhad (Electrical Equipment)	829,800	373
	Sunway Construction Group Berhad (Construction & Engineering)	1,685,500	2,664
*	Tanco Holdings Berhad (Industrial Conglomerates)	3,313,700	1,186
			8,327
	Pakistan—1.2%
	Meezan Bank Limited (Banks)	1,902,820	3,097
	United Bank Limited (Banks)	1,237,373	1,476
			4,573
	Philippines—0.3%
	Apex Mining Co., Inc. (Metals & Mining)	4,449,000	1,118
See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	South Korea—12.8%
	APR Co.,Ltd. (Personal Care Products)	16,904	$3,857
*	BHI Co., Ltd. (Machinery)	48,896	3,092
	BNK Financial Group, Inc. (Banks)	325,818	3,951
	Doosan Co., Ltd. (Industrial Conglomerates)	4,906	3,563
	EO Technics Co., Ltd (Semiconductors & Semiconductor Equipment)	4,951	1,309
	Hankuk Carbon Co., Ltd. (Chemicals)	54,571	1,446
	Hansol Chemical Co., Ltd. (Chemicals)	7,563	1,297
*	Hanwha Engine (Machinery)	139,589	4,191
	Hanwha Systems Co., Ltd. (Aerospace & Defense)	23,622	1,850
*	HD-Hyundai Marine Engine Co., Ltd. (Machinery)	20,038	954
	Hyosung Corporation (Industrial Conglomerates)	1,913	168
	Hyosung Heavy Industries Corporation (Electrical Equipment)	2,257	3,811
	Iljin Electric Co., Ltd (Electrical Equipment)	38,671	1,847
	ISC Co., Ltd. (Semiconductors & Semiconductor Equipment)	14,115	2,268
	JB Financial Group Co. Ltd. (Banks)	134,200	2,754
	KIWOOM Securities Co., Ltd. (Capital Markets)	6,164	1,744
	Korea Investment Holdings Co., Ltd. (Capital Markets)	12,141	1,694
	LS Electric Co., Ltd (Electrical Equipment)	10,333	5,165
*	Robotis Co., Ltd. (Electronic Equipment, Instruments & Components)	8,218	1,366
	ST Pharm Co., Ltd. (Pharmaceuticals)	13,345	1,304
	Wonik IPS Co., Ltd. (Semiconductors & Semiconductor Equipment)	14,717	1,095
			48,726
	Taiwan—18.2%
	Acter Group Corporation Limited (Construction & Engineering)	73,000	1,628
	Aspeed Technology Inc. (Semiconductors & Semiconductor Equipment)	8,000	2,758
	AURAS Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	40,000	1,151
	C Sun Mfg. Ltd. (Machinery)	245,000	3,247
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	Chenbro Micom Co., Ltd. (Technology Hardware, Storage & Peripherals)	36,000	$1,008
	Chunghwa Precision Test Tech. Co., Ltd (Electronic Equipment, Instruments & Components)	19,000	1,921
	Compeq Manufacturing Co., Ltd. (Electronic Equipment, Instruments & Components)	393,000	3,157
	EZconn Corporation (Communications Equipment)	24,000	1,517
*	FOCI Fiber Optic Communications, Inc. (Communications Equipment)	207,368	3,780
	Fortune Electric Co. Ltd. (Electrical Equipment)	92,000	2,351
	Fositek Corp. (Electronic Equipment, Instruments & Components)	71,000	4,115
	Gold Circuit Electronics Ltd. (Electronic Equipment, Instruments & Components)	105,000	2,961
	Grand Process Technology Corporation (Semiconductors & Semiconductor Equipment)	43,000	3,870
	Innodisk Corp. (Technology Hardware, Storage & Peripherals)	87,000	2,391
	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	24,000	3,018
	Kaori Heat Treatment Co. Ltd. (Machinery)	38,000	1,064
	Kinik Company (Machinery)	135,000	1,871
	L&K Engineering Co., Ltd. (Commercial Services & Supplies)	144,000	2,466
	Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	30,000	2,002
	Marketech International Corp. (Semiconductors & Semiconductor Equipment)	120,000	1,064
	Mega Union Technology Inc. (Machinery)	77,000	1,862
	MPI Corporation (Semiconductors & Semiconductor Equipment)	45,000	5,302
	Nan Ya Printed Circuit Board Corporation (Electronic Equipment, Instruments & Components)	147,000	2,535
*	Powerchip Semiconductor Manufacturing Corporation (Semiconductors & Semiconductor Equipment)	519,000	923
See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	Taiwan Union Technology Corporation (Electronic Equipment, Instruments & Components)	365,000	$6,814
	WinWay Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	19,000	4,494
			69,270
	Thailand—1.2%
	Kiatnakin Phatra Bank Public Company Limited (Banks)	2,041,100	4,726
	Total Emerging Asia		236,976
	Emerging Europe, Mid-East, Africa—18.6%
	Czech Republic—0.9%
	MONETA Money Bank, a. s. (Banks)	389,660	3,397
	Georgia—1.1%
	Lion Finance Group PLC (Banks)	32,981	4,093
	Greece—3.0%
	Cenergy Holdings SA (Electrical Equipment)	108,608	2,389
	GEK TERNA Holdings S.A. (Construction & Engineering)	59,817	2,352
	Motor Oil (Hellas) Corinth Refineries S.A. (Oil, Gas & Consumable Fuels)	69,722	3,070
	Optima bank SA (Banks)	358,984	3,538
			11,349
	Kazakhstan—1.5%
	JSC Halyk Bank (Banks)	67,912	2,120
	NAC Kazatomprom JSC (Oil, Gas & Consumable Fuels)	47,707	3,767
			5,887
	Oman—0.4%
	OQ Gas Networks SAOG (Oil, Gas & Consumable Fuels)	2,465,463	1,725
	Poland—1.2%
	Enea Spolka Akcyjna (Electric Utilities)	307,203	2,054
	Orange Polska Spolka Akcyjna (Diversified Telecommunication Services)	705,857	2,699
			4,753
	Romania—0.4%
	Digi Communications N.V. (Diversified Telecommunication Services)	48,137	1,478
	Saudi Arabia—1.7%
	Electrical Industries Company (Electrical Equipment)	780,982	3,519
*	Rasan Information Technology Company (Insurance)	77,817	2,824
			6,343
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	Slovenia—0.4%
	Nova Ljubljanska banka d.d. (Banks)	27,923	$1,372
	South Africa—2.9%
	DRDGOLD Limited (Metals & Mining)	585,935	1,743
	Hyprop Investments Limited (Retail REITs)	367,681	1,178
	JSE Limited (Capital Markets)	148,972	1,415
	Ninety One Limited (Capital Markets)	384,859	1,168
	Pan African Resources PLC (Metals & Mining)	1,773,439	3,286
	Resilient REIT Limited (Retail REITs)	261,844	1,247
	Vukile Property Fund Limited (Retail REITs)	847,970	1,118
			11,155
	Turkey—3.2%
	ASELSAN Elektronik Sanayi ve Ticaret A.S. (Aerospace & Defense)	462,715	3,327
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S. (Electrical Equipment)	758,336	3,342
	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. (Residential REITs)	3,553,900	1,535
	Enka Insaat ve Sanayi Anonim Sirketi (Construction & Engineering)	1,392,296	2,940
	Turkiye Garanti Bankasi Anonim Sirketi (Banks)	341,464	979
			12,123
	United Arab Emirates—1.9%
	Air Arabia PJSC (Airlines)	2,735,381	3,053
	Dubai Investments PJSC (Industrial Conglomerates)	757,946	792
	Emaar Development PJSC (Real Estate Management & Development)	524,416	1,985
	Sharjah Islamic Bank PJSC (Banks)	1,445,203	1,279
			7,109
	Total Emerging Europe, Mid-East, Africa		70,784
	Emerging Latin America—14.5%
	Argentina—0.4%
*	Corporacion America Airports S.A. (Transportation Infrastructure)	67,837	1,716
	Brazil—7.3%
	ALLOS S.A. (Real Estate Management & Development)	534,600	3,131
See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Brazil—(continued)
	Companhia de Saneamento de Minas Gerais COPASA MG (Water Utilities)	78,900	$879
	Companhia De Sanena Do Parana (Water Utilities)	200,100	1,720
	Cury Construtora e Incorporadora SA (Household Durables)	980,000	6,694
	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household Durables)	806,800	4,255
	Direcional Engenharia SA (Household Durables)	1,147,500	2,947
	EZ TEC Empreendimentos e Participacoes S/A (Household Durables)	151,100	408
	Multiplan Empreendimentos Imobiliarios SA (Real Estate Management & Development)	281,700	1,730
*	Orizon Valorizacao de Residuos S.A. (Commercial Services & Supplies)	451,800	6,225
			27,989
	Chile—1.6%
	Banco Itau Chile SA (Banks)	41,444	861
	Inversiones La Construccion S.A. (Financial Services)	95,851	2,008
	Parque Arauco S.A. (Real Estate Management & Development)	320,227	1,307
	Plaza S.A. (Real Estate Management & Development)	426,259	1,814
			5,990
	Mexico—1.7%
	Gentera S.A.B. de C.V. (Consumer Finance)	1,058,500	3,003
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation Infrastructure)	43,000	617
	Promotora y Operadora de Infraestructura, S.A.B. de C.V. (Transportation Infrastructure)	170,005	2,754
			6,374
	Panama—0.8%
	Banco Latinoamericano de Comercio Exterior, S.A. (Financial Services)	57,723	2,948
	Peru—1.9%
	Hochschild Mining PLC (Metals & Mining)	209,581	1,677
	Intercorp Financial Services Inc (Banks)	109,594	5,501
			7,178
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	United States—0.8%
	Aura Minerals Inc. (Metals & Mining)	38,591	$3,149
	Total Emerging Latin America		55,344
	United Kingdom—1.6%
	Airtel Africa PLC (Wireless Telecommunication Services)	929,278	4,285
*	Helios Towers PLC (Diversified Telecommunication Services)	786,337	1,893
	Total United Kingdom		6,178
	Western Hemisphere—1.6%
	United States—1.6%
*	Laureate Education, Inc. (Diversified Consumer Services)	81,735	2,848
	PriceSmart, Inc. (Consumer Staples Distribution & Retail)	20,330	3,060
	Total Western Hemisphere		5,908
	Total Common Stocks—98.4% (cost $336,317)		375,190
	Preferred Stocks
	Emerging Latin America—0.5%
	Brazil—0.5%
	Alpargatas S.A. (Textiles, Apparel & Luxury Goods)	675,000	1,616
*	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Household Durables)	58,953	288
			1,904
			1,904
	Total Preferred Stocks—0.5% (cost $2,126)		1,904

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 03/31/26, due 04/01/26, repurchase price $850, collateralized by U.S. Treasury Note, 3.875%, due 03/31/2028, valued at $867	$850	850
Total Repurchase Agreements—0.2% (cost $850)		850
Total Investments—99.1% (cost $339,293)		377,944
Cash and other assets, less liabilities—0.9%		3,360
Net Assets—100.0%		$381,304

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security
See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
As of March 31, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$60,570	$314,620	$—	$375,190
Preferred Stocks	1,904	—	—	1,904
Repurchase Agreements	—	850	—	850
Total Investments in Securities	$62,474	$315,470	$—	$377,944
See accompanying Notes to Portfolio of Investments.

China Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—96.2%
	China—96.2%
	Agricultural Bank of China Ltd. (Banks)	61,000	$44
	Alibaba Group Holding Ltd. (Broadline Retail)	11,076	174
	Aluminum Corporation of China Limited (Metals & Mining)	10,000	15
	Atour Lifestyle Holdings Ltd.—ADR (Hotels, Restaurants & Leisure)	969	36
	Bank of Ningbo Co. Ltd. (Banks)	6,990	31
	Beijing Huafeng Test & Control Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	530	20
*	BeOne Medicines Ltd (Biotechnology)	700	16
	China Life Insurance Company Limited (Insurance)	7,000	22
	China Merchants Bank Co. Ltd. (Banks)	7,000	44
	China Shenhua Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	3,500	21
	China Tungsten And Hightech Materials Co.,Ltd (Metals & Mining)	2,800	20
	CMOC Group Limited (Metals & Mining)	9,000	19
	Contemporary Amperex Technology Co. Ltd. (Electrical Equipment)	1,640	97
	COSCO SHIPPING Energy Transportation Co., Ltd. (Oil, Gas & Consumable Fuels)	6,000	14
	East Money Information Co.,Ltd. (Capital Markets)	7,200	20
	Eastroc Beverage Group Co. Ltd. (Beverages)	490	15
	ENN Natural Gas Co., Ltd. (Gas Utilities)	4,700	15
	Eoptolink Technology Inc., Ltd. (Electronic Equipment, Instruments & Components)	940	63
	Foxconn Industrial Internet Co. Ltd. (Electronic Equipment, Instruments & Components)	4,300	33
	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	3,800	29
	GigaDevice Semiconductor Inc. (Semiconductors & Semiconductor Equipment)	1,200	43
	Hansoh Pharmaceutical Group Company Limited (Pharmaceuticals)	4,000	18
	Huaming Power Equipment Co. Ltd. (Machinery)	8,200	32
	Industrial and Commercial Bank of China Limited (Banks)	45,000	40
*	Innovent Biologics, Inc. (Biotechnology)	1,500	16
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	China—(continued)
	Jiangsu Hengli Hydraulic Co., Ltd. (Machinery)	1,200	$17
	Jiangsu Hengrui Pharmaceuticals Co.,Ltd (Pharmaceuticals)	3,200	26
	Jones Tech PLC (Electronic Equipment, Instruments & Components)	2,300	16
*	Knowledge Atlas Technology Joint Stock Company Limited (Software)	400	35
	Laopu Gold Co., Ltd. (Textiles, Apparel & Luxury Goods)	300	24
	Mao Geping Cosmetics CO.,LTD. (Personal Care Products)	1,300	13
*	MiniMax Group Inc. (Software)	220	26
	NetEase, Inc. (Entertainment)	1,900	42
	PICC Property and Casualty Company Limited (Insurance)	14,000	26
	Pop Mart International Group Ltd. (Specialty Retail)	1,800	33
	Shanghai Conant Optical Co., Ltd. (Health Care Equipment & Supplies)	2,000	12
*	Shanghai Iluvatar CoreX Semiconductor Co., Ltd. (Semiconductors & Semiconductor Equipment)	400	11
	Shengyi Technology Co.,Ltd. (Electronic Equipment, Instruments & Components)	4,100	33
	Shenzhen Envicool Technology Co., Ltd. (Machinery)	2,000	25
	Shenzhen Inovance Technology Co. Ltd. (Machinery)	4,100	40
	Sieyuan Electric Co., Ltd. (Electrical Equipment)	1,800	53
	Tencent Holdings Limited (Interactive Media & Services)	3,900	246
	Victory Giant Technology (HuiZhou) Co., Ltd. (Electronic Equipment, Instruments & Components)	600	22
	Weichai Power Co. Ltd. (Machinery)	5,000	18
	WUS Printed Circuit Kunshan Co. Ltd. (Electronic Equipment, Instruments & Components)	4,200	48
	WuXi AppTec Co., Ltd. (Life Sciences Tools & Services)	2,100	31
*	WuXi XDC Cayman Inc. (Life Sciences Tools & Services)	2,000	15
	Yutong Bus Co. Ltd. (Machinery)	7,100	37
	Zhongji Innolight Co. Ltd. (Communications Equipment)	700	60
	Zijin Mining Group Company Limited (Metals & Mining)	14,000	63
	Total Emerging Asia		1,869
See accompanying Notes to Portfolio of Investments.

China Growth Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia Ex-Japan—2.9%
	Hong Kong—2.9%
*	Futu Holdings Ltd.—ADR (Capital Markets)	157	$22
	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	700	35
	Total Asia Ex-Japan		57
	Total Common Stocks—99.1% (cost $1,531)		1,926
	Total Investments—99.1% (cost $1,531)		1,926
	Cash and other assets, less liabilities—0.9%		18
	Net Assets—100.0%		$1,944

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security
As of March 31, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$145	$1,781	$—	$1,926
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value
Foreign Government Bonds—67.0%
Angola—1.1%
Angola Government International Bond, 9.125%, due 11/26/49		$300	$260
Angolan Government International Bond,
8.250%, due 5/9/28		300	302
9.375%, due 3/31/33		300	295
			857
Argentina—4.2%
Argentina Government Bond, 29.500%, due 5/30/30	ARS	620,000	483
Argentina Government International Bond,
0.000%, due 12/15/35(a)	EUR	1,140	133
0.000%, due 12/15/35(a)		$3,480	117
1.000%, due 7/9/29		102	89
1.750%, due 7/9/30(a)		893	748
4.250%, due 1/9/38(a)	EUR	350	299
4.875%, due 7/9/41(a)		$920	615
5.000%, due 7/9/46(a)		1,072	736
			3,220
Bahrain—1.9%
Bahrain Government International Bond,
4.250%, due 1/25/28		300	284
6.000%, due 9/19/44		750	604
6.750%, due 9/20/29		550	540
			1,428
Barbados—0.7%
Barbados Government International Bond,
8.000%, due 6/26/35(b)		200	204
8.000%, due 6/26/35		300	306
			510
Benin—0.3%
Benin Government International Bond, 6.875%, due 1/19/52	EUR	250	245
Bermuda—0.4%
Bermuda Government International Bond, 3.375%, due 8/20/50		$500	342
Bosnia & Herzegovina—0.4%
Federation of Bosnia and Herzegovina, 5.500%, due 7/17/30(b)	EUR	250	298
Brazil—2.5%
Brazil Government International Bond,
4.750%, due 1/14/50		$1,150	829
7.250%, due 1/12/56		300	294
Brazil Letras do Tesouro Nacional, 0.010%, due 1/1/32	BRL	7,400	676
Brazil Notas do Tesouro Nacional, 10.000%, due 1/1/33		610	99
			1,898
Bulgaria—0.4%
Bulgaria Government International Bond, 3.500%, due 5/7/34	EUR	300	339
Cameroon—0.4%
Cameroon Government International Bond, 5.950%, due 7/7/32		300	298
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Chile—1.2%
Chile Government International Bond, 2.550%, due 7/27/33		$1,100	$939
Colombia—2.6%
Colombia Government International Bond,
4.125%, due 2/22/42		600	404
4.125%, due 5/15/51		450	273
5.200%, due 5/15/49		290	208
Colombia Treasury Bond, 7.250%, due 10/26/50	COP	3,250,000	514
Colombian TES, 12.500%, due 2/27/30		2,350,000	608
			2,007
Costa Rica—0.4%
Costa Rica International Bond, 7.300%, due 11/13/54		$250	271
Dominican Republic—1.5%
Dominican Republic International Bond,
4.875%, due 9/23/32		300	277
5.875%, due 1/30/60		200	167
6.150%, due 5/17/38		300	283
10.500%, due 3/15/37(b)	DOP	25,000	427
			1,154
Ecuador—2.6%
Ecuador Government International Bond,
0.010%, due 7/31/30		$450	376
6.900%, due 7/31/35(a)		220	193
6.900%, due 7/31/40(a)		1,800	1,402
			1,971
Egypt—2.5%
Egypt Government International Bond,
5.625%, due 4/16/30	EUR	400	432
5.800%, due 9/30/27		$900	886
7.500%, due 2/16/61		800	608
			1,926
El Salvador—0.7%
El Salvador Government International Bond,
0.250%, due 4/17/30(b)		200	8
0.250%, due 4/17/30		3,055	112
7.125%, due 1/20/50		445	378
			498
Gabon—0.8%
Gabon Government International Bond, 7.000%, due 11/24/31		700	579
Ghana—1.4%
Ghana Government International Bond,
0.000%, due 7/3/26(b)		100	98
6.000%, due 7/3/29(a),(b)		228	217
6.000%, due 7/3/35(a)		900	765
			1,080
Guatemala—1.5%
Guatemala Government Bond, 6.550%, due 2/6/37		290	301
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Guatemala—(continued)
Guatemala Government International Bond,
3.700%, due 10/7/33		$800	$698
4.650%, due 10/7/41		200	168
			1,167
Hungary—2.2%
Hungary Government International Bond,
1.500%, due 11/17/50	EUR	200	115
3.125%, due 9/21/51		$700	413
4.000%, due 4/28/51	HUF	385,000	739
6.125%, due 5/22/28		$400	409
			1,676
Indonesia—1.4%
Indonesia Government International Bond,
3.850%, due 10/15/30		200	191
4.750%, due 9/10/34		450	433
4.900%, due 4/16/36		200	191
Perusahaan Penerbit SBSN Indonesia III, 4.700%, due 6/6/32		280	275
			1,090
Ivory Coast—0.6%
Ivory Coast Government International Bond,
6.625%, due 3/22/48	EUR	300	299
6.750%, due 2/25/41		$200	175
			474
Jamaica—0.6%
Jamaica Government International Bond, 9.625%, due 11/3/30	JMD	67,500	448
Kazakhstan—0.4%
Kazakhstan Government Bond, 12.000%, due 2/22/31	KZT	175,000	322
Kenya—0.5%
Kenya Government International Bond, 6.300%, due 1/23/34		$250	207
Republic of Kenya Government International Bond, 8.700%, due 2/26/39		200	181
			388
Kyrgyzstan—0.7%
Kyrgyzstan Government Bond, 7.750%, due 6/3/30(b)		550	548
Laos—0.3%
Laos Government International Bond, 11.250%, due 11/12/30(b)		200	204
Lebanon—0.5%
Lebanon Government International Bond,
6.600%, due 11/27/26(c)		300	71
8.200%, due 5/17/33(c)		1,260	301
			372
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Mexico—1.9%
Mexico Goverment Bond,
3.750%, due 4/19/71		$2,050	$1,175
7.750%, due 11/13/42	MXN	5,400	250
			1,425
Mongolia—0.8%
Mongolia Government International Bond,
3.500%, due 7/7/27		$450	436
6.625%, due 2/25/30		200	203
			639
Montenegro—0.4%
Montenegro Government International Bond, 7.250%, due 3/12/31		300	311
Morocco—0.9%
Morocco Government International Bond,
3.000%, due 12/15/32		600	514
4.000%, due 12/15/50		200	138
			652
Nigeria—2.2%
Nigeria Government International Bond, 7.625%, due 11/28/47		1,400	1,274
Nigeria OMO Bill, 0.000%, due 7/14/26	NGN	570,000	389
			1,663
North Macedonia—0.4%
North Macedonia Government International Bond, 4.750%, due 1/21/34	EUR	300	328
Oman—2.0%
Oman Government International Bond, 6.750%, due 1/17/48		$1,450	1,512
Pakistan—1.4%
Pakistan Government International Bond,
6.000%, due 4/8/26		200	200
6.875%, due 12/5/27		500	493
Pakistan Treasury Bills, 0.000%, due 10/29/26	PKR	110,000	369
			1,062
Panama—1.2%
Panama Government International Bond,
2.252%, due 9/29/32		$200	164
3.870%, due 7/23/60		830	539
5.662%, due 2/23/38		200	192
			895
Paraguay—1.4%
Paraguay Government International Bond,
5.400%, due 3/30/50		950	846
8.500%, due 3/4/35(b)	PYG	1,250,000	191
			1,037
Peru—1.7%
Peru Government International Bond,
2.783%, due 1/23/31		$260	237
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Peru—(continued)
3.230%, due 7/28/21		$930	$496
Peruvian Government International Bond, 3.000%, due 1/15/34		650	556
			1,289
Philippines—1.3%
Philippines Government International Bond,
1.648%, due 6/10/31		250	214
3.700%, due 2/2/42		700	557
5.500%, due 2/4/35		200	202
			973
Poland—1.2%
Poland Government International Bond,
5.125%, due 9/18/34		400	401
5.500%, due 4/4/53		350	322
5.500%, due 3/18/54		200	184
			907
Romania—2.4%
Romania Government International Bond,
2.875%, due 4/13/42	EUR	530	383
5.250%, due 11/25/27		$400	400
5.625%, due 2/22/36(b)	EUR	550	609
5.625%, due 5/30/37(b)		150	163
Romanian Government International Bond, 4.625%, due 4/3/49		300	260
			1,815
Saudi Arabia—0.3%
Saudi Arabia Government International Bond, 3.450%, due 2/2/61		$400	247
Senegal—0.3%
Senegal Government International Bond, 6.750%, due 3/13/48		500	252
South Africa—1.0%
Republic of South Africa Government International Bond,
5.000%, due 10/12/46		400	287
7.250%, due 12/11/55(b)		550	503
			790
Sri Lanka—1.8%
Sri Lanka Government International Bond,
3.350%, due 1/15/30(a),(b)		260	240
3.350%, due 3/15/33(a)		160	133
3.600%, due 6/15/35(a)		200	151
4.000%, due 4/15/28		292	279
8.750%, due 3/15/33(a),(b)		300	249
9.750%, due 2/15/38(a),(b)		200	179
11.000%, due 12/15/29	LKR	45,000	148
			1,379
Suriname—1.0%
Suriname Government International Bond, 8.500%, due 11/6/35(b)		$700	724
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Trinidad and Tobago—0.9%
Trinidad & Tobago Government International Bond, 6.500%, due 1/28/36		$350	$347
Trinidad and Tobago Government International Bond, 6.400%, due 6/26/34		310	308
			655
Tunisia—0.5%
Tunisian Government Bond, 6.375%, due 7/15/26	EUR	320	368
Turkey—2.1%
Turkey Government International Bond,
4.875%, due 4/16/43		$600	421
5.250%, due 3/13/30		900	859
Turkiye Government International Bond, 6.300%, due 3/14/33		300	283
			1,563
Uganda—0.4%
Uganda Government Bond, 15.000%, due 6/18/43	UGX	1,200,000	295
Ukraine—1.4%
Ukraine Government International Bond,
4.000%, due 2/1/32(a),(b)		$570	410
7.750%, due 2/1/36(a)		1,000	511
7.750%, due 2/1/36(a)		300	137
			1,058
Uruguay—1.4%
Oriental Republic of Uruguay, 5.250%, due 9/10/60		380	344
Uruguay Government International Bond, 9.750%, due 7/20/33	UYU	27,000	736
			1,080
Uzbekistan—0.6%
Republic of Uzbekistan International Bond, 3.900%, due 10/19/31		$250	225
Uzbekistan Government International Bond, 5.375%, due 5/29/27(b)	EUR	200	233
			458
Venezuela—0.3%
Venezuela Government International Bond, 11.950%, due 8/5/31(c)		$500	254
Zambia—1.1%
Zambia Government International Bond,
0.500%, due 12/31/53		125	81
5.750%, due 6/30/33(a)		424	398
21.800%, due 3/17/40	ZMW	5,400	350
			829
Total Foreign Government Bonds			51,009
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount		Value
Foreign Corporate Bonds—23.6%
Angola—0.5%
Avenir Issuer III (Ireland) Designated Activity Company, 6.000%, due 3/22/27		$166	$163
Avenir Issuer IV (Ireland) Designated Activity Company, 6.000%, due 12/30/27		209	203
			366
Brazil—1.3%
Aegea Finance S.a r.l., 7.625%, due 1/20/36(b)		200	174
Brazil Minas SPE via State of Minas Gerais, 5.333%, due 2/15/28		138	138
LD Celulose International GmbH, 7.950%, due 1/26/32		250	257
PRIO Luxembourg Holding Sarl, 6.750%, due 10/15/30(b)		250	243
Raizen Fuels Finance SA, 6.700%, due 2/25/37		400	217
			1,029
Chile—1.3%
Corp. Nacional del Cobre de Chile,
3.700%, due 1/30/50		410	278
6.440%, due 1/26/36(b)		400	421
Sociedad Quimica y Minera de Chile SA, 5.625%, due 4/22/56		300	293
			992
China—0.5%
China Oil & Gas Group Limited, 4.700%, due 6/30/26		200	199
Prosus N.V., 3.061%, due 7/13/31		250	223
			422
Colombia—0.2%
Banco Davivienda S.A., 10 year CMT + 5.097%, 6.650%, due 12/31/99(d)		200	176
Costa Rica—0.2%
Liberty Costa Rica Senior Secured Finance, 10.875%, due 1/15/31		180	190
Hungary—0.5%
Magyar Export-Import Bank Zrt, 6.125%, due 12/4/27		200	202
OTP Bank Nyrt., 5 year CMT + 2.861%, 7.300%, due 7/30/35(e)		200	206
			408
India—1.4%
Inter-American Development Bank, 7.350%, due 10/6/30	INR	22,000	227
IRB Infrastructure Developers Limited, 7.110%, due 3/11/32		$250	250
Network i2i Limited, 5 year CMT + 3.390%, 3.975%, due 12/31/99(d),(e)		200	199
Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
India—(continued)
Sael Limited, 7.800%, due 7/31/31		$181	$181
Vedanta Resources, 9.850%, due 4/24/33		200	205
			1,062
Indonesia—2.0%
Indonesia Government Sukuk, 5.200%, due 7/23/35(b)		250	245
Nickel Industries Limited, 9.000%, due 9/30/30(b)		250	249
Pertamina Persero PT, 2.300%, due 2/9/31		450	395
PT Pertamina (Persero), 6.000%, due 5/3/42		200	193
PT Pertamina Hulu Energi, 5.250%, due 5/21/30(b)		250	251
PT Sorik Marapi Geothermal Power, 7.750%, due 8/5/31(b)		187	185
			1,518
Jamaica—0.3%
Montego Bay Airport Revenue Finance Ltd, 6.600%, due 6/15/35		200	194
Kazakhstan—0.6%
ForteBank JSC, 7.750%, due 2/4/30		250	250
JSC Kaspi.kz, 6.250%, due 3/26/30(b)		200	200
			450
Macao—0.3%
Melco Resorts & Entertainment Limited, 5.375%, due 12/4/29		250	240
Malaysia—1.1%
Dua Capital Ltd., 2.780%, due 5/11/31		200	183
Khazanah Capital Limited,
4.759%, due 9/5/34		450	449
4.876%, due 6/1/33		200	203
			835
Mexico—3.9%
America Movil SAB de CV, 10.300%, due 1/30/34	MXN	4,300	245
Banco Mercantil del Norte, 5 year CMT + 4.072%, 8.375%, due 12/31/99(d),(e)		$200	206
Eagle Funding LuxCo S.a r.l., 5.500%, due 8/17/30(b)		500	501
Petroleos Mexicanos,
6.750%, due 9/21/47		1,450	1,158
6.840%, due 1/23/30		510	512
6.950%, due 1/28/60		220	173
Saavi Energia S.a r.l., 8.875%, due 2/10/35(b)		200	209
			3,004
Mongolia—0.3%
Golomt Bank, 11.000%, due 5/20/27		200	202
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
Nigeria—0.3%
IHS Holding Ltd, 7.875%, due 5/29/30		$200	$203
Panama—0.3%
C&W Senior Finance Ltd, 9.000%, due 1/15/33		200	200
Peru—1.1%
Banco de Credito del Peru S.A.,
7.850%, due 1/11/29(b)	PEN	400	121
7.850%, due 1/11/29		250	76
Boroo Investments Pte Ltd, 9.500%, due 8/7/32		$200	197
Credicorp Capital Sociedad Titulizadora S.A., 9.700%, due 3/5/45	PEN	480	146
Minsur SA, 4.500%, due 10/28/31		$300	282
			822
Poland—0.3%
Bank Polska Kasa Opieki SA, 4.010%, due 2/27/36	EUR	200	224
Saudi Arabia—1.6%
Gaci First Investment Co., 4.875%, due 2/14/35		$400	384
KSA Sukuk Limited, 5.250%, due 6/4/34		600	604
SAB AT1 Limited, 5 year CMT + 2.302%, 6.500%, due 12/31/99(d),(e)		250	245
			1,233
Serbia—0.3%
Telekom Srbija, 7.000%, due 10/28/29		200	197
South Africa—0.3%
Stillwater Mining Co., 4.000%, due 11/16/26		210	208
Supranational—0.3%
Africa Finance Corporation, 5 year CMT + 3.015%, 7.500%, due 12/31/99(b),(d),(e)		200	200
Trinidad and Tobago—0.5%
Heritage Petroleum Company, 9.000%, due 8/12/29		200	205
Port of Spain Waterfront Development, 7.875%, due 2/19/40(b)		187	186
			391
Turkey—0.9%
Export Credit Bank of Turkey, 5.750%, due 7/6/26		200	200
Turkiye Varlik Fonu Yonetimi AS, 6.875%, due 2/10/31		300	291
WE Soda Investments Holding PLC, 9.375%, due 2/14/31		200	197
			688
Issuer	Principal Amount	Value
Foreign Corporate Bonds—(continued)
United Arab Emirates—0.3%
Finance Department Government of Sharjah, 4.000%, due 7/28/50	$400	$248
Uruguay—0.3%
Navios South American Logistics Inc, 8.875%, due 7/14/30	200	208
Uzbekistan—0.6%
Ipoteka-Bank ATIB, 6.450%, due 10/9/30	250	248
Uzauto Motors AJ, 7.375%, due 11/19/30(b)	200	200
		448
Venezuela—2.1%
Petroleum of Venezuela S.A.,
8.500%, due 10/27/20(c)	75	77
12.750%, due 2/17/22(c)	3,440	1,558
		1,635
Total Foreign Corporate Bonds		17,993
Foreign Municipal Bonds—0.3%
Argentina—0.3%
Provincia de Buenos Aires,
5.875%, due 9/1/37(a),(b)	50	34
6.625%, due 9/1/37(a)	276	208
		242
Total Foreign Municipal Bonds		242
U.S. Government—6.2%
U.S. Treasury Bill,
3.643%, due 7/9/26(f)	1,100	1,089
3.662%, due 2/18/27	600	581
3.666%, due 10/29/26	1,700	1,665
3.672%, due 10/1/26	1,000	982
U.S. Treasury Bond, 4.939%, due 8/15/54	480	430
Total U.S. Government		4,747
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount	Value
Repurchase Agreements—1.6%
Fixed Income Clearing Corporation, 1.150% dated 03/31/26, due 04/01/26, repurchase price $1,179, collateralized by U.S. Treasury Note, 3.875%, due 03/31/2028, valued at $1,202	$1,179	$1,179
Total Repurchase Agreements—1.6% (cost $1,179)		1,179
Total Purchased Options—0.1% (premiums paid $128)		87
Total Investments—98.8% (cost $73,175)		75,257
Cash and other assets, less liabilities—1.2%		934
Net Assets—100.0%		$76,191

CMT	Constant Maturity Treasury
PLC	Public Limited Company

(a)
Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of March 31, 2026.

(b)
Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Security is currently in default and/or non-income producing.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Floating Rate Bond. Rate shown is as of March 31, 2026.
(f)	Security, or portion of security, is segregated as collateral to cover initial margin requirements on centrally cleared swaps aggregating a total value of $455 (in thousands).

Forward Foreign Currency Contracts
Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)
Bought
6/17/26	Hungarian Forint	Citibank N.A.	14,843,000	$159,801	$156	$(3)
6/17/26	Kenyan Shilling	Citibank N.A.	22,286,000	170,931	170	(1)
6/17/26	Angola Kwanza	Citibank N.A.	158,818,000	172,516	169	(4)
6/17/26	Ukrainian Hryvnia	Citibank N.A.	159,799	7,151,000	160	—
6/17/26	Uruguayan Peso	Citibank N.A.	14,900,000	370,647	365	(5)
6/17/26	Brazilian Real	Citibank N.A.	4,100,000	778,949	778	(1)
6/17/26	Euro	Citibank N.A.	468,680	542,821	544	1
6/17/26	Chilean Peso	Citibank N.A.	329,000,000	360,134	355	(5)
Sold
6/17/26	Brazilian Real	Citibank N.A.	2,050,000	377,915	389	(11)
6/17/26	Uruguayan Peso	Citibank N.A.	14,900,000	372,500	365	7
6/17/26	Hungarian Forint	Citibank N.A.	275,000,000	827,136	823	4
6/17/26	Peruvian Sol	Citibank N.A.	1,200,000	346,360	344	3
6/17/26	Chilean Peso	Citibank N.A.	329,000,000	369,219	355	14
6/17/26	Pound Sterling	Citibank N.A.	870,000	1,162,615	1,151	11
6/17/26	Ukrainian Hryvnia	Citibank N.A.	157,165	7,151,000	160	(2)
6/17/26	Euro	Citibank N.A.	4,969,485	5,782,501	5,764	18
Total net unrealized appreciation (depreciation) on forward foreign currency contracts						$26
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)

Purchased Options Contracts
Description	Counterparty	Exercise Price/Rate	Expiration Date	Number of Contracts	Notional Amount (in thousands)		Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Call–OTC EUR versus USD	Citibank N.A.	1.1972	6/15/2026	1,228,000	EUR	1,228	$4	$19	$(15)
Call–OTC EUR versus USD	Citibank N.A.	1.1987	6/15/2026	1,666,000		1,666	5	25	(20)
Call–OTC USD versus IDR	Citibank N.A.	17,026.0000	6/08/2026	1,751,000		$1,751	20	26	(5)
Put–OTC EUR versus USD	Citibank N.A.	1.1749	6/15/2026	1,666,000		1,666	39	25	14
Put–OTC USD versus BRL	Citibank N.A.	5.3820	8/21/2026	390,000		$390	15	15	0
Put–OTC USD versus JPY	Citibank N.A.	156.6300	4/21/2026	1,000,000		$1,000	4	18	(14)
							$87	$128	$(40)

Centrally Cleared Credit Default Swaps
Reference Entity	Buy/Sell Protection	Fixed (Pay) Receive Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Argentine Republic Government International Bond	Buy	(1.000)%	Quarterly	June 2027	ICE	$250	$205	$8	$(197)
Argentine Republic Government International Bond	Buy	(1.000)%	Quarterly	December 2029	ICE	204	94	32	(62)
Ivory Coast Government International Bond	Buy	(1.000)%	Quarterly	June 2031	ICE	300	29	28	(1)
Republic of South Africa Government International Bond	Buy	(1.000)%	Quarterly	June 2031	ICE	300	11	13	2
Saudi Arabia Government International Bond	Buy	(1.000)%	Quarterly	December 2026	ICE	400	(6)	(2)	4
Turkey Government International Bond	Buy	(1.000)%	Quarterly	June 2031	ICE	750	64	67	3
Argentine Republic Government International Bond	Sell	5.000%	Quarterly	June 2027	ICE	250	(190)	3	193
Colombia Government International Bond	Sell	1.000%	Quarterly	June 2036	ICE	280	(44)	(47)	(3)
									$(61)

Centrally Cleared Interest Rate Swaps
Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
1-Day USD-SOFR Compounded	Pay	4.250%	Annual	March 2029	LCH	$4,018	$32	$76	$44
1-Day USD-SOFR Compounded	Pay	3.750%	Annual	March 2032	LCH	5,161	14	21	7
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
Centrally Cleared Interest Rate Swaps (continued)
Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)		Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
1-Day USD-SOFR Compounded	Pay	3.600%	Annual	September 2035	LCH		$2,500	(23)	(52)	(29)
1-Day USD-SOFR Compounded	Pay	4.000%	Annual	March 2044	LCH		2,184	(26)	(39)	(13)
1-Day USD-SOFR Compounded	Pay	3.500%	Annual	September 2054	LCH		565	(61)	(63)	(2)
28-Day MXN-TIIE	Pay	8.850%	Annual	March 2046	LCH	MXN	4,400	1	(6)	(7)
6-Month EUR- EURIBOR	Pay	3.250%	Annual	September 2037	LCH	EUR	407	18	14	(4)
6-Month EUR- EURIBOR	Receive	3.000%	Annual	March 2027	LCH		170	1	(1)	(2)
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2031	LCH		689	(14)	4	18
6-Month EUR- EURIBOR	Receive	3.250%	Annual	September 2033	LCH		400	(24)	(16)	8
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2034	LCH		438	(8)	8	16
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2039	LCH		2,231	45	112	67
6-Month EUR- EURIBOR	Receive	2.500%	Annual	March 2049	LCH		396	45	52	7
										$110

Over-the-Counter Credit Default Swaps
Reference Entity	Buy/Sell Protection	Fixed (Pay) Receive Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Benin Government International Bond	Buy	(1.000)%	Quarterly	December 2030	Barclays Bank PLC	$250	$19	$29	$10
Total net unrealized appreciation (depreciation) on swaps									$59

ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
LCH	London Clearing House
TIIE	Interbank Equilibrium Interest Rate
EURIBOR	Euro Interbank Offered Rate
PLC	Public Limited Company

Currency Legend
ARS	Argentina Peso
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
HUF	Hungary Forint
INR	Indian Rupee
JMD	Jamaican Dollar
KZT	Kazakhstan Tenge
LKR	Sri Lanka Rupee
MXN	Mexican Peso
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PKR	Pakistani Rupee
PYG	Paraguay Guarani
UGX	Uganda Shilling
USD	United States Dollar
UYU	Uruguayan Peso
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, March 31, 2026 (all dollar amounts in thousands) (unaudited)
ZMW	Zambian Kwacha
As of March 31, 2026, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$51,009	$—	$51,009
Foreign Corporate Bonds	—	17,993	—	17,993
U.S. Government	—	4,747	—	4,747
Repurchase Agreements	—	1,179	—	1,179
Foreign Municipal Bonds	—	242	—	242
Purchased Options	—	87	—	87
Total Investments in Securities	$—	$75,257	$—	$75,257

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
OTC Swaps	$—	$10	$—	$10
Forward Foreign Currency Contracts	—	58	—	58
Swaps	—	352	—	352
Liabilities
Forward Foreign Currency Contracts	—	(32)	—	(32)
Swaps	—	(303)	—	(303)
Total Other Financial Instruments	$—	$85	$—	$85
See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments
(1)
Significant Accounting Policies
(a)
Description of the Trust
William Blair Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. As of March 31, 2026, the Trust had the following funds (the “Funds”) available for sale, each with its own investment objective and policies. For each Fund, the number of shares authorized is unlimited.
U.S. Equity
Growth Fund
Large Cap Growth Fund
Mid Cap Value Fund
Small-Mid Cap Core Fund
Small-Mid Cap Growth Fund
Small-Mid Cap Value Fund
Small Cap Growth Fund
Small Cap Value Fund
Global Equity
Global Leaders Fund
International Equity
International Leaders Fund
International Growth Fund
Institutional International Growth Fund
International Small Cap Growth Fund
Emerging Markets Leaders Fund
Emerging Markets Growth Fund
Emerging Markets ex China Growth Fund
Emerging Markets Small Cap Growth Fund
China Growth Fund
Emerging Markets Debt
Emerging Markets Debt Fund
The investment objectives of the Funds are as follows:
U.S. Equity Funds	Long-term capital appreciation.
Global Equity Fund	Long-term capital appreciation.
International Equity Funds	Long-term capital appreciation.
Emerging Markets Debt Fund	Provide attractive risk-adjusted returns relative to the Fund’s benchmark.
(b)
Foreign Currency Translation
The Funds may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open forward foreign currency contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of each Fund’s net asset value, typically 4:00 p.m. Eastern time on days when there is regular trading on the NYSE. Receivables and payables for securities transactions, dividends, interest income and tax reclaims are translated into U.S. dollars using a spot market rate of exchange as of 4:00 p.m. Eastern time. Settlement of purchases and sales and dividend and interest receipts are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. Eastern time.
(c)
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair Investment Management, LLC (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. Each Fund’s outstanding repurchase agreements, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

Notes to Portfolios of Investments
(2)
Valuation
(a)
Investment Valuation
The value of U.S. equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter ("OTC") markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.
The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Adviser has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a foreign security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of March 31, 2026, fair valuation estimates for foreign equity securities were not obtained.
Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.
Repurchase agreements are valued at cost, which approximates fair value.
Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.
Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset.
Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. If there were no sales that day or if no settlement price is available, such option contracts are valued at the mean between the last reported bid and ask prices. Option contracts traded in the OTC market shall be valued by an independent pricing service.
Securities, and other assets, for which a market quotation is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Adviser as the valuation designee to perform fair value determinations for the Funds. The value of these fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.
(b)
Fair Value Measurements
Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•  Level 1—Quoted prices (unadjusted) in active markets for an identical security.
•  Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.

Notes to Portfolios of Investments
•  Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and are based on the best information available.
The value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown at the end of each Fund's Portfolio of Investments.
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
A description of the valuation methodologies applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Exchange-Traded Securities
Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the OTC market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.
Fixed Income Securities
Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.
Repurchase Agreements
Repurchase agreements are valued at cost, which approximates fair value. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.
Derivative Instruments
Listed derivatives, such as certain options and futures contracts, that are actively traded are valued based on quoted prices from the exchange on which they are traded most extensively and are categorized as Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap and certain option contracts related to interest rates, foreign currencies, the credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be modeled by independent pricing services taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of forward foreign currency contracts and interest rate swaps. A substantial majority of OTC derivative products held by a Fund are valued using such models and are categorized as Level 2 of the fair value hierarchy.
Level 3 Securities
The fair value estimates for the Level 3 securities in the Small-Mid Cap Growth Fund and Small Cap Growth Fund were determined in good faith by the Adviser pursuant to the Trust's Valuation Procedures. There were various factors considered in reaching the fair value determination, including, but not limited to, the following:  the type of security, the extent of public trading of the security, information obtained for the security, and analysis of the company’s performance and market trends that influence its performance. The Level 3 securities represented 0.00% and 0.00% as a percentage of net assets in the Small-Mid Cap Growth Fund and Small Cap Growth Fund, respectively.

Notes to Portfolios of Investments
(3)
Financial Derivative Instruments
Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. The derivative instruments held as of March 31, 2026 as disclosed in each Fund’s Portfolio of Investments, are representative of each Fund’s derivative instrument trading activity during the period ended March 31, 2026.
Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.
The Emerging Markets Debt Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by the Emerging Markets Debt Fund with various counterparties and allow the Emerging Markets Debt Fund to close out and net its total exposure to a counterparty in the event of a default.
Forward Foreign Currency Contracts
The Global Equity, International Equity and Emerging Markets Debt Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.
Options
The purchase or sale of an option by a Fund involves the payment or receipt of a premium by the Fund and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the Fund loses its premium. Writing options involves potentially greater risk because the Fund is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk.
Swap Contracts
Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested, for example, at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:
Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. Under current regulatory requirements, a Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future

Notes to Portfolios of Investments
payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of the period end for which a Fund is the seller of protection are disclosed in the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the same Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.
Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.
Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver in the transaction, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.